Vanguard® Short-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (0.8%)
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	60	62
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	525	538
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2027	200	210
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2028	200	215
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	125	140
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	405	456
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2032	600	680
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2025	370	370
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	360	369
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	195	201
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	445	467
	Alabama GO	5.000%	8/1/2027	95	97
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	257
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	1,210	1,278
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	800	865
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	410	452
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	535	598
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	400	444
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	160	161
	Birmingham AL GO, Prere.	5.000%	9/1/2025	1,165	1,165
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	685	709
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	100	105
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	200	214
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	100	108
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	240	263
					10,424
Arizona (1.2%)
[1]	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	435	455
[1]	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	435	467
	Arizona COP, ETM	5.000%	10/1/2025	350	351
	Arizona COP, ETM	5.000%	10/1/2026	245	252
	Arizona COP, ETM	5.000%	10/1/2027	250	264
	Arizona COP, ETM	5.000%	10/1/2028	625	675
	Arizona COP, ETM	5.000%	10/1/2029	785	865
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	45	46
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2027	290	304
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	105	113
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	275	306
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2031	60	67
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	1,010	1,063
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	295	315
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	15	16
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2027	140	148
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	130	130
	Phoenix AZ GO	5.000%	7/1/2026	245	250
	Phoenix AZ GO	5.000%	7/1/2027	210	215
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	110	110
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	200	200
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	45	47
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2026	65	66
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	530	549
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	195	202
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2029	815	843
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	695	780
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	935	964
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	605	685
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2026	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	35	36
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	365	378
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	595	632
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	610	648
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	525	557
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	215	233
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	225	238
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	715	792
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	715	753
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	160	168
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	300	340
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	100	108
					15,833
California (14.7%)
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2025	50	50
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	60	55
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	810	700
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	50	41
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	220	175
	Antelope Valley Community College District GO	4.000%	8/1/2046	500	511
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	815	842
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	100	105
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	260	279
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	2,000	2,148
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	310	317
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	135	149
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	325	332
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	25	28
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	300	342
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	930	929
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	100	100
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,150	1,120
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	110	115
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	25	27
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	373
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	230	255
	California Department of Water Resources Water Revenue	5.000%	12/1/2025	140	140
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	170	182
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	155	160
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	200	207
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	110	117
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	50	55
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	340	387
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/2026	75	76
	California GO	5.000%	9/1/2025	100	100
	California GO	5.000%	9/1/2025	100	100
	California GO	5.000%	9/1/2025	145	145
	California GO	5.000%	9/1/2025	55	55
	California GO	5.000%	9/1/2025	30	30
	California GO	5.000%	9/1/2025	775	775
	California GO	5.000%	9/1/2025	15	15
	California GO	4.000%	10/1/2025	1,000	1,001
	California GO	5.000%	10/1/2025	280	281
	California GO	5.000%	10/1/2025	25	25
	California GO	5.000%	10/1/2025	250	251
	California GO	5.000%	10/1/2025	310	311
	California GO	4.000%	11/1/2025	15	15
	California GO	5.000%	11/1/2025	465	467
	California GO	5.000%	11/1/2025	245	246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/2025	235	236
	California GO	5.000%	11/1/2025	120	121
	California GO	5.000%	11/1/2025	300	301
	California GO	3.000%	3/1/2026	25	25
	California GO	5.000%	4/1/2026	290	295
	California GO	5.000%	4/1/2026	50	51
	California GO	3.875%	8/1/2026	500	507
	California GO	5.000%	8/1/2026	255	262
	California GO	5.000%	8/1/2026	325	326
	California GO	5.000%	8/1/2026	220	226
	California GO	5.000%	8/1/2026	205	210
	California GO	5.000%	8/1/2026	190	195
	California GO	5.000%	8/1/2026	500	513
	California GO	5.000%	8/1/2026	2,015	2,068
	California GO	4.000%	9/1/2026	100	102
	California GO	5.000%	9/1/2026	1,215	1,250
	California GO	5.000%	9/1/2026	200	206
	California GO	5.000%	9/1/2026	5	5
	California GO	5.000%	9/1/2026	155	159
	California GO	5.000%	9/1/2026	130	134
	California GO	5.000%	9/1/2026	225	231
	California GO	5.000%	9/1/2026	1,000	1,029
	California GO	4.000%	10/1/2026	285	291
	California GO	5.000%	10/1/2026	890	918
	California GO	5.000%	10/1/2026	915	943
	California GO	5.000%	10/1/2026	260	264
	California GO	5.000%	10/1/2026	250	258
	California GO	5.000%	10/1/2026	125	129
	California GO	4.000%	11/1/2026	245	250
	California GO	5.000%	11/1/2026	295	305
	California GO	5.000%	11/1/2026	280	289
	California GO	5.000%	12/1/2026	1,270	1,316
[3]	California GO	5.000%	2/1/2027	190	198
	California GO	3.000%	3/1/2027	780	789
	California GO	5.000%	3/1/2027	5	5
	California GO	5.000%	4/1/2027	495	518
	California GO	5.000%	4/1/2027	470	491
	California GO	3.500%	8/1/2027	2,465	2,525
	California GO	5.000%	8/1/2027	670	688
	California GO	5.000%	8/1/2027	1,000	1,026
	California GO	5.000%	8/1/2027	1,295	1,366
	California GO	5.000%	8/1/2027	500	528
	California GO	5.000%	8/1/2027	500	528
	California GO	5.000%	8/1/2027	400	422
	California GO	4.000%	9/1/2027	1,185	1,229
	California GO	5.000%	9/1/2027	1,005	1,032
	California GO	5.000%	9/1/2027	410	433
	California GO	5.000%	9/1/2027	250	264
	California GO	5.000%	9/1/2027	255	269
	California GO	4.000%	10/1/2027	340	353
	California GO	5.000%	10/1/2027	150	159
	California GO	5.000%	10/1/2027	275	291
	California GO	5.000%	10/1/2027	570	604
	California GO	5.000%	11/1/2027	690	732
	California GO	5.000%	11/1/2027	205	218
	California GO	5.000%	11/1/2027	145	154
	California GO	5.000%	11/1/2027	60	64
	California GO	5.000%	11/1/2027	120	127
	California GO	5.000%	12/1/2027	645	686
	California GO	3.000%	3/1/2028	575	583
	California GO	5.000%	3/1/2028	700	749
	California GO	5.000%	4/1/2028	875	938
	California GO	5.000%	4/1/2028	190	204
	California GO	5.000%	8/1/2028	1,030	1,055
	California GO	5.000%	8/1/2028	300	307
	California GO	5.000%	8/1/2028	270	284
	California GO	5.000%	8/1/2028	40	40
	California GO	5.000%	8/1/2028	225	237
	California GO	5.000%	8/1/2028	305	330
	California GO	5.000%	8/1/2028	840	908

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/2028	265	269
California GO	4.000%	9/1/2028	160	168
California GO	5.000%	9/1/2028	935	960
California GO	5.000%	9/1/2028	275	282
California GO	5.000%	9/1/2028	225	244
California GO	5.000%	9/1/2028	1,200	1,300
California GO	5.000%	10/1/2028	70	76
California GO	5.000%	10/1/2028	245	266
California GO	5.000%	10/1/2028	235	255
California GO	5.000%	10/1/2028	570	619
California GO	5.000%	11/1/2028	2,255	2,389
California GO	5.000%	11/1/2028	690	750
California GO	5.000%	11/1/2028	1,550	1,685
California GO	5.000%	11/1/2028	200	217
California GO	5.000%	12/1/2028	285	310
California GO	3.000%	3/1/2029	190	190
California GO	3.000%	3/1/2029	250	250
California GO	5.000%	3/1/2029	600	657
California GO	5.000%	4/1/2029	2,265	2,485
California GO	5.000%	4/1/2029	250	274
California GO	3.000%	8/1/2029	5	5
California GO	5.000%	8/1/2029	295	302
California GO	5.000%	8/1/2029	165	174
California GO	5.000%	8/1/2029	250	250
California GO	5.000%	8/1/2029	1,880	1,925
California GO	5.000%	8/1/2029	470	507
California GO	5.000%	8/1/2029	315	331
California GO	5.000%	8/1/2029	105	110
California GO	5.000%	8/1/2029	1,405	1,552
California GO	5.000%	8/1/2029	500	552
California GO	4.000%	9/1/2029	25	27
California GO	5.000%	9/1/2029	165	169
California GO	5.000%	9/1/2029	500	513
California GO	5.000%	9/1/2029	75	83
California GO	5.000%	9/1/2029	135	149
California GO	5.000%	9/1/2029	890	985
California GO	5.000%	10/1/2029	165	183
California GO	5.000%	10/1/2029	310	315
California GO	5.000%	10/1/2029	325	352
California GO	5.000%	10/1/2029	675	748
California GO	5.000%	10/1/2029	155	172
California GO	5.000%	10/1/2029	2,550	2,826
California GO	4.000%	11/1/2029	275	294
California GO	5.000%	11/1/2029	220	233
California GO	5.000%	11/1/2029	945	1,049
California GO	5.000%	11/1/2029	460	511
California GO	5.000%	12/1/2029	355	395
California GO	5.000%	3/1/2030	310	346
California GO	5.000%	3/1/2030	250	279
California GO	5.000%	4/1/2030	10	11
California GO	5.000%	4/1/2030	325	363
California GO	5.000%	4/1/2030	620	692
California GO	5.000%	4/1/2030	460	502
California GO	5.000%	8/1/2030	2,140	2,191
California GO	5.000%	8/1/2030	1,115	1,170
California GO	5.000%	8/1/2030	685	737
California GO	5.000%	8/1/2030	535	548
California GO	5.000%	8/1/2030	225	253
California GO	5.000%	8/1/2030	370	388
California GO	5.000%	9/1/2030	195	200
California GO	5.000%	9/1/2030	125	128
California GO	5.000%	9/1/2030	70	79
California GO	5.000%	9/1/2030	320	360
California GO	5.000%	9/1/2030	245	276
California GO	5.000%	10/1/2030	1,500	1,651
California GO	5.000%	10/1/2030	1,400	1,510
California GO	5.000%	10/1/2030	375	423
California GO	5.000%	10/1/2030	860	969
California GO	5.000%	11/1/2030	775	875
California GO	5.000%	11/1/2030	370	418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	3.500%	12/1/2030	255	255
	California GO	5.000%	12/1/2030	445	503
	California GO	5.000%	3/1/2031	110	122
	California GO	5.000%	4/1/2031	125	142
	California GO	5.000%	4/1/2031	640	725
	California GO	5.000%	4/1/2031	235	255
	California GO	5.000%	4/1/2031	120	130
	California GO	4.000%	8/1/2031	235	237
	California GO	5.000%	8/1/2031	120	123
	California GO	5.000%	8/1/2031	200	227
	California GO	5.000%	8/1/2031	635	721
	California GO	5.000%	8/1/2031	350	398
	California GO	5.000%	8/1/2031	290	303
	California GO	3.250%	9/1/2031	20	20
	California GO	5.000%	9/1/2031	275	282
	California GO	5.000%	9/1/2031	470	481
	California GO	5.000%	9/1/2031	530	603
	California GO	5.000%	9/1/2031	1,110	1,262
	California GO	5.000%	9/1/2031	1,045	1,188
	California GO	5.000%	9/1/2031	1,750	1,990
	California GO	5.000%	9/1/2031	400	455
	California GO	5.000%	10/1/2031	480	525
	California GO	4.000%	11/1/2031	125	128
	California GO	5.000%	11/1/2031	245	274
	California GO	5.000%	11/1/2031	325	363
	California GO	5.000%	11/1/2031	725	778
	California GO	5.000%	11/1/2031	175	196
	California GO	5.000%	12/1/2031	300	342
	California GO	3.250%	3/1/2032	500	500
	California GO	5.000%	3/1/2032	1,710	1,878
	California GO	5.000%	3/1/2032	690	788
	California GO	5.000%	4/1/2032	1,600	1,828
	California GO	5.000%	4/1/2032	1,390	1,588
	California GO	5.000%	4/1/2032	135	146
[2]	California GO	5.250%	8/1/2032	805	921
	California GO	3.000%	9/1/2032	670	667
	California GO	5.000%	9/1/2032	445	510
	California GO, Prere.	5.000%	8/1/2027	25	26
	California GO, Prere.	5.000%	11/1/2030	5	6
[4]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,010	1,074
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	695	742
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	365	390
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	310	314
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2025	35	35
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2025	60	60
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	150	157
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	10	10
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	30	32
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2025	730	731
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2026	110	111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	145	145
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	300	307
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	150	154
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	460	461
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	700	742
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	300	321
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	145	157
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	510	559
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	340	377
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	270	285
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	250	279
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	115	130
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	810	917
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	290	331
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2025	215	215
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2025	120	121
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	100	103
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	500	513
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	110	116
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	100	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	335	363
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	500	542
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	120	131
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	1,020	1,132
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	190	211
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	485	548
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	410	463
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	795	905
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	10	10
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	15	16
	California State University College & University Revenue	5.000%	11/1/2025	300	301
	California State University College & University Revenue	5.000%	11/1/2025	50	50
	California State University College & University Revenue	5.000%	11/1/2026	180	181
	California State University College & University Revenue	5.000%	11/1/2027	115	120
	California State University College & University Revenue	5.000%	11/1/2028	115	120
	California State University College & University Revenue	5.000%	11/1/2029	305	319
	California State University College & University Revenue	5.000%	11/1/2029	45	46
	California State University College & University Revenue	5.000%	11/1/2030	225	235
	California State University College & University Revenue	5.000%	11/1/2030	320	325
	California State University College & University Revenue	5.000%	11/1/2031	295	307
	California State University College & University Revenue	5.000%	11/1/2031	680	690
	California State University College & University Revenue PUT	0.550%	11/1/2026	75	73
	California State University College & University Revenue PUT	3.125%	11/1/2026	355	356
	Chaffey Community College District GO, Prere.	3.000%	6/1/2028	85	87
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	355	372
	Chino Basin Regional Financing Authority Lease Revenue, ETM	4.000%	11/1/2025	1,150	1,153
[2]	Coast Community College District GO	0.000%	8/1/2027	35	33
[2]	Coast Community College District GO	0.000%	8/1/2028	245	229
	Coast Community College District GO, Prere.	4.500%	8/1/2027	110	115
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2027	250	263
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	250	270
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	100	111
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	100	113
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	205	214
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	100	115
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	1,000	1,005
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	200	198
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,150	1,091
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	130	120
	Glendale CA Community College District GO, Prere.	5.250%	8/1/2027	460	488
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/2025	45	45
	Los Angeles CA Community College District GO	5.000%	6/1/2026	115	118
	Los Angeles CA Community College District GO	5.000%	8/1/2026	130	134
	Los Angeles CA Community College District GO	5.000%	8/1/2026	100	103
	Los Angeles CA Community College District GO	5.000%	8/1/2027	330	349
	Los Angeles CA Community College District GO	5.000%	8/1/2028	115	125
	Los Angeles CA Community College District GO	5.000%	8/1/2029	100	111
	Los Angeles CA Community College District GO	5.000%	8/1/2029	500	557
	Los Angeles CA Community College District GO	5.000%	8/1/2030	355	404
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	85	85
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	985	1,009
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	310	318
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	295	301
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	160	169
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	440	464
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	155	164
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	180	190
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	210	224
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	630	683
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	40	43
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	450	459
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,030	1,116
	Los Angeles CA Unified School District GO	2.000%	7/1/2029	165	160
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	340	362
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	290	322
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	135	150
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	300	333
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	102
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	350	371
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	165	187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	365	414
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	300	340
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	615	615
	Los Angeles CA Unified School District GO	4.000%	7/1/2031	120	127
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	1,115	1,282
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	200	230
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	110	116
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	2,500	2,905
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	435	445
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	220	238
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	60	65
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	210	233
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	85	92
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	70	72
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	145	153
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	45	50
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	230	260
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	440	498
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	90	101
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	150	162
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	325	351
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	80	89
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	250	285
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	250	273
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	195	197
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	145	147
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	205	209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	85	87
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	75	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	160	167
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	405	432
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	240	256
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	130	139
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,225	1,290
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	135	147
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	100	109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	355	386
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	90	98
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	155	171
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	100	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,185	1,308
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	130	138
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	165	184
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	730	812
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	430	479
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	260	276
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	740	825
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	100	102
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	260	271
[1]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	545	587
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	245	257
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	105	117
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	870	898
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	585	603
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	275	283
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	335	344
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	215	220
	Mount San Antonio Community College District GO	5.875%	8/1/2028	140	153
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	300	306
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	10	10
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	570	580
	Poway Unified School District GO	0.000%	8/1/2031	150	126
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/2025	125	125
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/2025	100	100
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	265	281
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	210	233
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	400	450
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	400	454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	195	203
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2025	200	200
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	5	5
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/2025	600	603
[2]	San Diego CA Unified School District GO	5.500%	7/1/2026	210	216
[2]	San Diego CA Unified School District GO	5.500%	7/1/2027	230	245
	San Diego CA Unified School District GO	5.000%	7/1/2028	200	217
[2]	San Diego CA Unified School District GO	5.250%	7/1/2028	175	191
	San Diego CA Unified School District GO	4.000%	7/1/2029	145	147
	San Diego CA Unified School District GO	5.000%	7/1/2029	320	355
	San Diego CA Unified School District GO	0.000%	7/1/2030	60	53
	San Diego CA Unified School District GO	0.000%	7/1/2031	10	8
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	340	346
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	70	72
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	230	236
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	530	531
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	270	275
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	215	221
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	155	159
	San Francisco CA City & County GO	5.000%	6/15/2027	240	253
	San Francisco CA City & County GO	5.000%	6/15/2029	35	39
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2025	25	25
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	120	124
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	170	176
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	30	30
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	15	16
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	100	106
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	365	399
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	105	118
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	100	106
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2026	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	10	10
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	55	56
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	235	243
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	240	245
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/2026	1,425	1,410
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	465	465
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	190	200
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	400	407
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	135	147
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	150	163
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	295	317
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	340	379
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	180	180
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	615	669
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	70	77
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	385	387
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	305	324
	University of California College & University Revenue	5.000%	5/15/2026	75	77
	University of California College & University Revenue	5.000%	5/15/2026	15	15
	University of California College & University Revenue	5.000%	5/15/2026	680	694
	University of California College & University Revenue	5.000%	5/15/2026	425	434
	University of California College & University Revenue	5.000%	5/15/2026	500	510
	University of California College & University Revenue	5.000%	5/15/2027	85	89
	University of California College & University Revenue	5.000%	5/15/2027	715	751
	University of California College & University Revenue	5.000%	5/15/2028	295	319
	University of California College & University Revenue	5.000%	5/15/2028	650	702
	University of California College & University Revenue	5.000%	5/15/2029	265	293
	University of California College & University Revenue	5.000%	5/15/2029	310	343
	University of California College & University Revenue	5.000%	5/15/2029	440	461
	University of California College & University Revenue	5.000%	5/15/2029	430	476
	University of California College & University Revenue	5.000%	5/15/2029	750	831
	University of California College & University Revenue	5.000%	5/15/2029	220	244
	University of California College & University Revenue	5.000%	5/15/2030	365	382
	University of California College & University Revenue	5.000%	5/15/2030	1,000	1,129
	University of California College & University Revenue	5.000%	5/15/2030	470	531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2031	225	235
	University of California College & University Revenue	5.000%	5/15/2031	230	263
	University of California College & University Revenue	5.000%	5/15/2031	500	573
	University of California College & University Revenue	5.000%	5/15/2031	1,115	1,277
	University of California College & University Revenue	5.000%	5/15/2032	515	595
	University of California College & University Revenue	5.000%	5/15/2032	1,500	1,732
	Ventura County Community College District GO	3.125%	8/1/2031	365	365
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	405	423
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	400	422
					195,634
Colorado (0.7%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.500%	12/1/2026	155	161
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/2029	320	353
	Adams 12 Five Star Schools GO	5.000%	12/15/2026	125	129
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	25	26
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	240	246
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	120	123
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2025	160	161
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	575	595
	Colorado COP	5.000%	12/15/2030	235	262
	Colorado COP	5.000%	3/15/2031	125	132
	Colorado COP	5.000%	12/15/2031	320	341
	Colorado COP	5.000%	3/15/2032	405	417
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Inc. Project), Prere.	4.000%	9/1/2030	310	332
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2030	50	56
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2025	120	121
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	305	307
	Denver City & County School District No. 1 GO	4.000%	12/1/2026	275	276
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2025	15	15
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2025	505	507
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2029	5	5
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2030	5	6
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	500	512
	Denver CO City & County GO	5.000%	8/1/2027	155	163
	Denver CO City & County GO	5.000%	8/1/2028	100	108
	Denver CO City & County GO	5.000%	8/1/2029	145	160
	Denver CO City & County GO	5.000%	8/1/2030	270	302
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	140	152
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2025	175	175
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	110	99
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	370	321
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	600	571
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	15	14
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	250	264
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	445	470
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	405	438
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	155	171
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	275	304
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	500	565
	University of Colorado College & University Revenue PUT	2.000%	10/15/2025	125	125
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	100	105
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	115	120
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	30	31
					9,741
Connecticut (3.1%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/2029	35	35
	Connecticut GO	5.000%	9/15/2025	380	380
	Connecticut GO	5.000%	11/15/2025	505	508
	Connecticut GO	5.000%	1/15/2026	150	151
	Connecticut GO	5.000%	4/15/2026	130	132
	Connecticut GO	5.000%	4/15/2026	100	102
	Connecticut GO	5.000%	5/15/2026	185	188
	Connecticut GO	5.000%	8/1/2026	100	102
	Connecticut GO	5.000%	10/15/2026	45	46
	Connecticut GO	5.000%	11/15/2026	925	930
	Connecticut GO	5.000%	11/15/2026	455	469
	Connecticut GO	5.000%	11/15/2026	250	258
	Connecticut GO	4.000%	1/15/2027	80	82

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	4.000%	1/15/2027	100	102
Connecticut GO	5.000%	4/15/2027	275	287
Connecticut GO	5.000%	4/15/2027	665	693
Connecticut GO	5.000%	5/15/2027	45	46
Connecticut GO	5.000%	6/15/2027	200	209
Connecticut GO	5.000%	9/15/2027	305	321
Connecticut GO	5.000%	11/15/2027	50	53
Connecticut GO	5.000%	11/15/2027	90	95
Connecticut GO	4.000%	1/15/2028	515	534
Connecticut GO	4.000%	1/15/2028	395	410
Connecticut GO	5.000%	1/15/2028	490	520
Connecticut GO	5.000%	1/15/2028	400	425
Connecticut GO	5.000%	4/15/2028	270	288
Connecticut GO	5.000%	4/15/2028	250	267
Connecticut GO	5.000%	9/15/2028	940	1,014
Connecticut GO	5.000%	10/15/2028	125	129
Connecticut GO	5.000%	11/15/2028	280	303
Connecticut GO	5.000%	11/15/2028	265	287
Connecticut GO	4.000%	1/15/2029	325	342
Connecticut GO	4.000%	1/15/2029	155	163
Connecticut GO	5.000%	1/15/2029	120	130
Connecticut GO	5.000%	4/15/2029	350	382
Connecticut GO	3.250%	11/15/2029	120	120
Connecticut GO	5.000%	11/15/2029	585	646
Connecticut GO	5.000%	12/1/2029	750	828
Connecticut GO	4.000%	1/15/2030	115	122
Connecticut GO	4.000%	1/15/2030	330	351
Connecticut GO	5.000%	4/15/2030	150	163
Connecticut GO	5.000%	9/1/2030	350	391
Connecticut GO	5.000%	9/15/2030	690	771
Connecticut GO	5.000%	11/15/2030	395	442
Connecticut GO	5.000%	11/15/2030	565	632
Connecticut GO	4.000%	1/15/2031	260	277
Connecticut GO	4.000%	1/15/2031	425	453
Connecticut GO	5.000%	1/15/2031	1,205	1,319
Connecticut GO	5.000%	1/15/2031	460	515
Connecticut GO	5.000%	4/15/2031	300	323
Connecticut GO	5.000%	9/15/2031	85	96
Connecticut GO	5.000%	11/15/2031	110	124
Connecticut GO	5.000%	11/15/2031	435	491
Connecticut GO	5.000%	12/1/2031	1,250	1,411
Connecticut GO	5.000%	1/15/2032	200	218
Connecticut GO	5.000%	3/15/2032	1,000	1,130
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2025	245	245
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	75	76
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	105	107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	245	250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	100	102
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	500	511
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2026	65	65
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2026	485	499
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	110	114
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	140	146
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	125	131
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	410	430
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	100	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	500	524
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2027	95	95
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	460	472
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	100	106
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	160	170
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	125	134
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	500	537
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2028	115	115
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	865	887
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2029	125	132
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	560	612
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	200	219
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	485	532
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	155	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	500	548
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2029	15	15
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	130	133
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	130	140
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	150	167
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	500	557
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2030	35	35
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	120	123
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	125	134
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2031	75	79
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	620	681
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	300	337
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	400	450
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	160	180
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	340	382
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2031	230	230
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2031	285	303
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	500	524
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	435	475
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	300	334
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	1,400	1,401
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	1,150	1,150
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	1,315	1,308
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	10	10
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	400	402
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	40	42
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	1,000	1,109
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	1,500	1,683
[2]	New Haven CT GO	5.000%	8/1/2031	70	78
					41,730
Delaware (0.2%)
	Delaware GO	5.000%	1/1/2026	395	399
	Delaware GO	5.000%	1/1/2027	315	326
	Delaware GO	5.000%	1/1/2028	167	178
	Delaware GO	5.000%	3/1/2029	715	781
	Delaware GO	5.000%	3/1/2031	380	428
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	515	576
					2,688
District of Columbia (1.7%)
	District of Columbia College & University Revenue	5.000%	4/1/2030	65	67
	District of Columbia College & University Revenue	5.000%	4/1/2032	420	432
	District of Columbia GO	5.000%	10/15/2026	615	633
	District of Columbia GO	5.000%	10/15/2027	335	354
	District of Columbia GO	5.000%	12/1/2027	100	106
	District of Columbia GO	5.000%	6/1/2028	100	107
	District of Columbia GO	5.000%	10/15/2028	110	119
	District of Columbia GO	5.000%	12/1/2028	640	694
	District of Columbia GO	5.000%	6/1/2029	420	460
	District of Columbia GO	5.000%	10/15/2029	845	918
	District of Columbia GO	5.000%	6/1/2030	410	456
	District of Columbia GO	5.000%	10/15/2030	535	578
	District of Columbia GO	5.000%	12/1/2030	725	812
	District of Columbia GO	5.000%	6/1/2031	1,070	1,110
	District of Columbia GO	5.000%	8/1/2031	455	512
	District of Columbia GO	5.000%	10/15/2031	250	269
	District of Columbia GO	5.000%	6/1/2032	410	424
	District of Columbia Income Tax Revenue	5.000%	10/1/2025	35	35
	District of Columbia Income Tax Revenue	5.000%	10/1/2025	180	180
	District of Columbia Income Tax Revenue	5.000%	12/1/2025	90	91
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	400	411
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	185	190
	District of Columbia Income Tax Revenue	5.000%	12/1/2026	105	108
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	625	659
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	390	411
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	665	704
	District of Columbia Income Tax Revenue	5.000%	6/1/2028	250	268
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	185	200
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	190	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	180	195
	District of Columbia Income Tax Revenue	5.000%	3/1/2029	235	256
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	340	375
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	255	281
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	210	232
	District of Columbia Income Tax Revenue	5.000%	3/1/2030	1,820	1,989
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	260	291
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	330	369
	District of Columbia Income Tax Revenue	5.000%	3/1/2031	455	494
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	240	270
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	270	304
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	320	360
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	120	135
	District of Columbia Income Tax Revenue	5.000%	3/1/2032	395	426
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	100	113
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2030	165	141
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	500	521
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2026	10	10
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	50	53
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	260	273
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,000	1,044
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2030	2,130	2,361
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	155	173
					22,179
Florida (2.7%)
	Broward County FL School District COP	5.000%	7/1/2027	475	496
[2]	Broward County FL School District COP	5.000%	7/1/2027	250	262
	Broward County FL School District COP	5.000%	7/1/2028	1,350	1,442
	Broward County FL School District COP	5.000%	7/1/2030	160	177
[2]	Broward County FL School District COP	5.000%	7/1/2030	225	249
	Broward County FL School District COP	5.000%	7/1/2031	715	784
	Broward County FL School District COP	5.000%	7/1/2032	605	659
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	725	759
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	465	474
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	190	204
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	625	630
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	375	378
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	360	404
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	500	506
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	500	506
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	315	322
[2]	Duval County Public Schools COP	5.000%	7/1/2026	105	107
[2]	Duval County Public Schools COP	5.000%	7/1/2027	360	377
[2]	Duval County Public Schools COP	5.000%	7/1/2028	390	417
[2]	Duval County Public Schools COP	5.000%	7/1/2029	265	289
[2]	Duval County Public Schools COP	5.000%	7/1/2030	850	942
[2]	Duval County Public Schools COP	5.000%	7/1/2031	300	328
	Florida Department of Management Services COP	5.000%	11/1/2026	270	278
	Florida Department of Management Services COP	5.000%	11/1/2027	75	79
	Florida Department of Management Services COP	5.000%	11/1/2028	1,000	1,081
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2027	495	520
	Florida GO	5.000%	6/1/2026	750	765
	Florida GO	5.000%	6/1/2027	660	691
	Florida GO	5.000%	6/1/2029	400	438
	Florida GO	5.000%	6/1/2031	325	366
	Florida GO	5.000%	6/1/2032	450	512
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2025	360	360
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	270	273
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	1,725	1,765
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	100	102
	Florida Lottery Revenue	5.000%	7/1/2027	1,155	1,212
	Florida Lottery Revenue	5.000%	7/1/2028	455	488
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	170	175
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	360	370
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	190	208
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	240	266
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	280	314
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	1,000	1,002
	Hillsborough County School Board COP	5.000%	7/1/2029	120	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	125	132
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	395	416
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	555	597
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	5	5
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	195	214
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	385	404
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	710	789
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	370	415
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	575	603
	Lee County FL School Board COP	3.000%	8/1/2026	75	75
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2025	110	110
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	1,035	1,037
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	610	643
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	400	422
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	845	888
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2029	165	173
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	285	318
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	250	281
	Miami-Dade County School Board COP	5.000%	2/1/2026	65	66
	Miami-Dade County School Board COP	5.000%	5/1/2026	500	508
	Miami-Dade County School Board COP	5.000%	2/1/2027	195	197
	Miami-Dade County School Board COP	5.000%	2/1/2028	85	86
	Miami-Dade County School Board COP	5.000%	5/1/2028	250	265
	Miami-Dade County School Board COP	4.000%	8/1/2028	145	145
	Miami-Dade County School Board COP	5.000%	2/1/2029	225	227
	Miami-Dade County School Board COP	5.000%	5/1/2029	150	162
	Miami-Dade County School Board COP	4.000%	8/1/2029	155	155
	Miami-Dade County School Board COP	5.000%	5/1/2030	135	148
	Miami-Dade County School Board COP	5.000%	2/1/2031	300	303
	Miami-Dade County School Board COP	5.000%	5/1/2031	150	166
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	180	162
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2025	65	65
	Palm Beach County School District COP	5.000%	8/1/2026	55	56
	Palm Beach County School District COP	5.000%	8/1/2027	465	488
	Palm Beach County School District COP	5.000%	8/1/2027	165	173
	Palm Beach County School District COP	5.000%	8/1/2028	895	961
	Palm Beach County School District COP	5.000%	8/1/2030	100	111
	Palm Beach County School District COP	5.000%	8/1/2031	250	280
	Tampa Bay Water Revenue	4.000%	10/1/2030	75	75
	Tampa Bay Water Revenue	4.000%	10/1/2031	200	200
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	215	241
	West Palm Beach Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	3/1/2032	1,550	1,649
					36,518
Georgia (2.0%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	155	158
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	5	5
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	175	188
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	240	263
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	315	350
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2025	125	125
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2026	45	45
[2]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	35	36
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2028	245	246
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	500	558
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	500	563
	Georgia GO	5.000%	12/1/2025	15	15
	Georgia GO	4.000%	1/1/2026	270	272
	Georgia GO	5.000%	1/1/2026	85	86
	Georgia GO	4.000%	2/1/2026	165	165
	Georgia GO	5.000%	2/1/2026	105	106
	Georgia GO	5.000%	2/1/2026	445	450
	Georgia GO	5.000%	7/1/2026	130	133
	Georgia GO	5.000%	7/1/2026	325	333
	Georgia GO	5.000%	7/1/2026	150	154
	Georgia GO	5.000%	8/1/2026	320	328
	Georgia GO	3.000%	1/1/2027	505	509
	Georgia GO	4.000%	1/1/2027	225	230
	Georgia GO	5.000%	1/1/2027	155	161
	Georgia GO	5.000%	2/1/2027	290	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	7/1/2027	425	446
	Georgia GO	5.000%	7/1/2027	15	16
	Georgia GO	5.000%	7/1/2027	55	57
	Georgia GO	5.000%	7/1/2027	100	105
	Georgia GO	5.000%	8/1/2027	450	474
	Georgia GO	5.000%	12/1/2027	720	745
	Georgia GO	4.000%	1/1/2028	335	348
	Georgia GO	5.000%	1/1/2028	170	176
	Georgia GO	5.000%	2/1/2028	725	753
	Georgia GO	4.000%	7/1/2028	195	204
	Georgia GO	5.000%	7/1/2028	160	172
	Georgia GO	5.000%	7/1/2028	430	463
	Georgia GO	5.000%	7/1/2028	385	404
	Georgia GO	5.000%	8/1/2028	230	248
	Georgia GO	3.000%	2/1/2029	240	240
	Georgia GO	5.000%	2/1/2029	655	679
	Georgia GO	4.000%	7/1/2029	700	743
	Georgia GO	5.000%	7/1/2029	10	10
	Georgia GO	5.000%	7/1/2029	180	198
	Georgia GO	5.000%	7/1/2029	150	161
	Georgia GO	5.000%	8/1/2029	50	55
	Georgia GO	3.000%	2/1/2030	460	460
	Georgia GO	5.000%	2/1/2030	100	104
	Georgia GO	5.000%	7/1/2030	575	630
	Georgia GO	5.000%	7/1/2030	635	710
	Georgia GO	5.000%	7/1/2030	200	214
	Georgia GO	4.000%	2/1/2031	1,000	1,003
	Georgia GO	5.000%	7/1/2031	75	82
	Georgia GO	5.000%	7/1/2031	125	133
	Georgia GO	5.000%	7/1/2031	260	294
[5]	Georgia Local Government COP	4.750%	6/1/2028	175	181
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	105	107
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	1,730	1,765
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	395	413
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	280	300
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	135	148
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	215	238
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	190	209
	Gwinnett County School District GO	5.000%	8/1/2026	350	359
	Gwinnett County School District GO	5.000%	8/1/2027	670	705
	Gwinnett County School District GO	5.000%	2/1/2032	1,485	1,686
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	775	848
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	775	848
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	690	766
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,000	1,124
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	410	415
					26,219
Hawaii (1.1%)
	Hawaii GO	5.000%	10/1/2025	170	170
	Hawaii GO	5.000%	1/1/2026	75	76
	Hawaii GO	4.000%	4/1/2026	65	66
	Hawaii GO	5.000%	5/1/2026	140	142
	Hawaii GO	5.000%	10/1/2026	445	446
	Hawaii GO	5.000%	10/1/2026	665	684
	Hawaii GO	5.000%	4/1/2027	165	167
	Hawaii GO	5.000%	5/1/2027	200	209
	Hawaii GO	5.000%	8/1/2027	350	350
	Hawaii GO	5.000%	10/1/2027	215	221
	Hawaii GO	5.000%	10/1/2027	225	231
	Hawaii GO	5.000%	1/1/2028	510	541
	Hawaii GO	4.000%	4/1/2028	285	287
	Hawaii GO	5.000%	5/1/2028	50	52
	Hawaii GO	5.000%	10/1/2028	205	210
	Hawaii GO	5.000%	1/1/2029	380	403
	Hawaii GO	4.000%	4/1/2029	100	101
	Hawaii GO	5.000%	10/1/2029	1,395	1,430
	Hawaii GO	5.000%	1/1/2030	335	354
	Hawaii GO	4.000%	5/1/2030	30	31
	Hawaii GO	5.000%	10/1/2030	145	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii GO	5.000%	1/1/2031	145	153
	Hawaii GO	4.000%	5/1/2031	165	168
	Hawaii GO	4.000%	10/1/2031	475	479
	Hawaii GO	5.000%	10/1/2031	105	110
	Hawaii GO	3.000%	4/1/2032	830	819
	Hawaii GO, Prere.	5.000%	10/1/2025	30	30
	Hawaii GO, Prere.	5.000%	10/1/2025	175	175
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	150	152
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	315	319
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	310	318
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	150	156
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	475	494
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	200	211
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	925	986
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	300	320
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	440	474
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	355	386
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	150	163
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	370	397
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	200	222
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	565	626
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	135	144
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	905	994
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	495	556
					15,175
Idaho (0.7%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	230	251
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	375	384
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	345	352
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	500	510
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	1,215	1,271
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	500	523
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	410	440
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	500	536
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	775	865
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	180	201
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	245	276
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	280	316
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,850	2,107
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	750	854
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	15	16
					8,902
Illinois (6.3%)
	Chicago IL GO	5.000%	1/1/2027	250	255
	Chicago IL GO	5.000%	1/1/2028	155	161
	Chicago IL GO	0.000%	1/1/2029	100	89
	Chicago IL GO	5.000%	1/1/2029	150	157
	Chicago IL GO	5.000%	1/1/2030	775	819
	Chicago IL GO	5.000%	1/1/2031	255	271
	Chicago IL GO	5.000%	1/1/2032	375	394
	Chicago IL GO	5.000%	1/1/2032	100	106
	Chicago IL GO, ETM	5.000%	1/1/2026	150	151
[5]	Chicago IL GO, ETM	0.000%	1/1/2028	210	197
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	660	733
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	210	212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	160	165
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	1,405	1,487
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	95	98
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,050	1,058
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	635	686
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,155	1,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,000	1,007
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	610	671
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	610	679
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	655	659
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	260	291
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,050	1,109
	Cook County IL GO	4.000%	11/15/2025	110	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL GO	5.000%	11/15/2025	265	266
	Cook County IL GO	4.000%	11/15/2026	305	311
[2]	Cook County IL GO	5.000%	11/15/2026	545	561
	Cook County IL GO	4.000%	11/15/2027	615	633
	Cook County IL GO	5.000%	11/15/2028	65	70
	Cook County IL GO	5.000%	11/15/2029	860	941
	Cook County IL GO	5.000%	11/15/2030	190	195
	Cook County IL GO	5.000%	11/15/2031	310	317
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	875	945
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	385	413
[1]	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	530	583
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	655	730
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	1,000	1,120
[1]	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	370	414
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2028	150	159
	Illinois GO	5.000%	11/1/2025	2,380	2,389
	Illinois GO	5.000%	11/1/2025	1,220	1,225
	Illinois GO	5.000%	12/1/2025	135	136
	Illinois GO	5.000%	2/1/2026	1,190	1,202
	Illinois GO	5.000%	2/1/2026	1,185	1,197
	Illinois GO	5.000%	3/1/2026	350	354
	Illinois GO	5.000%	3/1/2026	150	152
	Illinois GO	5.000%	3/1/2026	150	152
	Illinois GO	5.000%	5/1/2026	500	508
	Illinois GO	5.000%	7/1/2026	265	270
[1]	Illinois GO	5.000%	9/1/2026	690	706
	Illinois GO	5.000%	10/1/2026	280	287
	Illinois GO	5.000%	11/1/2026	280	288
	Illinois GO	5.000%	11/1/2026	1,000	1,027
	Illinois GO	5.000%	12/1/2026	5	5
	Illinois GO	5.000%	2/1/2027	930	960
	Illinois GO	5.000%	2/1/2027	780	805
	Illinois GO	5.000%	3/1/2027	690	714
	Illinois GO	5.000%	3/1/2027	200	207
	Illinois GO	5.000%	3/1/2027	290	300
	Illinois GO	5.000%	6/1/2027	155	158
	Illinois GO	5.000%	7/1/2027	525	547
	Illinois GO	5.000%	10/1/2027	65	68
	Illinois GO	5.000%	10/1/2027	50	52
	Illinois GO	5.000%	11/1/2027	3,320	3,483
	Illinois GO	5.000%	2/1/2028	1,175	1,213
	Illinois GO	5.000%	3/1/2028	350	370
	Illinois GO	5.000%	3/1/2028	235	248
	Illinois GO	5.000%	3/1/2028	150	159
	Illinois GO	5.000%	5/1/2028	260	276
	Illinois GO	5.000%	5/1/2028	230	244
	Illinois GO	5.000%	7/1/2028	960	1,022
[1]	Illinois GO	5.250%	9/1/2028	2,000	2,146
	Illinois GO	5.000%	10/1/2028	190	203
	Illinois GO	5.000%	11/1/2028	395	415
	Illinois GO	5.000%	12/1/2028	25	26
	Illinois GO	5.000%	2/1/2029	370	382
	Illinois GO	5.000%	2/1/2029	355	382
	Illinois GO	5.000%	3/1/2029	400	431
	Illinois GO	5.000%	5/1/2029	100	109
	Illinois GO	5.000%	5/1/2029	95	103
	Illinois GO	5.000%	7/1/2029	595	645
	Illinois GO	5.000%	10/1/2029	210	224
	Illinois GO	5.000%	10/1/2029	155	168
	Illinois GO	5.000%	10/1/2029	100	107
	Illinois GO	5.000%	11/1/2029	1,120	1,173
[2]	Illinois GO	4.000%	2/1/2030	425	430
	Illinois GO	5.000%	2/1/2030	115	126
	Illinois GO	5.000%	3/1/2030	365	399
	Illinois GO	5.000%	3/1/2030	340	371
	Illinois GO	5.000%	5/1/2030	120	132
	Illinois GO	5.500%	5/1/2030	975	1,053
	Illinois GO	5.000%	7/1/2030	835	917
	Illinois GO	5.000%	10/1/2030	100	106
	Illinois GO	5.000%	12/1/2030	245	270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Illinois GO	4.000%	2/1/2031	290	293
	Illinois GO	5.000%	2/1/2031	590	650
	Illinois GO	5.000%	3/1/2031	25	28
	Illinois GO	5.000%	3/1/2031	200	220
	Illinois GO	5.000%	5/1/2031	215	237
	Illinois GO	5.000%	5/1/2031	520	573
	Illinois GO	5.000%	7/1/2031	655	723
	Illinois GO	5.000%	10/1/2031	1,065	1,160
	Illinois GO	5.000%	12/1/2031	65	72
	Illinois GO	5.000%	2/1/2032	505	558
	Illinois GO	5.000%	3/1/2032	1,510	1,640
	Illinois GO	5.000%	3/1/2032	250	277
	Illinois GO	5.000%	5/1/2032	500	553
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2027	115	115
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2027	500	518
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2029	235	235
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	185	185
[1,2]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	310	340
[1,2]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	400	443
[1,2]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	400	445
	Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/2035	1,000	1,000
	Illinois Sales Tax Revenue	5.000%	6/15/2028	350	371
	Illinois Sales Tax Revenue	5.000%	6/15/2030	360	394
	Illinois Sales Tax Revenue	5.000%	6/15/2032	100	111
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	435	439
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	1,390	1,402
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	135	136
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	1,045	1,082
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	410	425
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	960	1,016
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,105	1,195
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	930	1,005
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	205	220
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	720	792
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	150	165
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	450	480
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	625	681
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	325	354
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	705	706
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	335	337
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	435	441
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	345	327
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	460	422
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	230	240
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	500	426
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2025	135	136
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	345	356
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	20	21
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2028	480	494
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	990	1,018
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	240	246
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	135	151
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,500	1,538
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	325	366
	New Lenox IL GO	3.000%	12/15/2026	60	60
	Ogle Lee & DeKalb Counties Township High School District No. 212 Rochelle GO	3.000%	12/1/2026	60	60
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2026	70	72
[2]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	215	235
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2027	10	10
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	1,255	1,365
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	310	340
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	775	797
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	355	373
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	335	359
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	570	620
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	500	538
[2]	St Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/2028	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Will County IL GO, Prere.	5.000%	11/15/2025	75	75
					84,308
Indiana (0.3%)
	Carmel Clay Industry Public Library GO	3.000%	7/15/2026	65	65
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	100	110
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	400	441
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	215	238
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	1,000	1,109
	Indiana Finance Authority Lease Revenue	5.000%	12/1/2025	285	287
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2026	25	25
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	220	226
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	135	139
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	600	643
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	485	531
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	315	322
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2029	85	90
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2027	235	225
					4,451
Iowa (0.1%)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	500	567
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	60	63
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	180	189
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	125	131
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	150	156
					1,106
Kansas (0.7%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2025	200	200
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2025	15	15
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	455	455
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	695	695
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	125	132
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	1,050	1,050
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	565	565
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	25	25
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	100	112
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	950	1,070
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	100	113
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	260	264
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	4,000	4,113
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	270	278
					9,087
Kentucky (0.6%)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2025	515	517
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	325	335
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	3,060	3,152
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	680	700
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2026	385	397
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2027	1,060	1,119
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2028	430	464
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	60	66
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	85	90
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	450	497
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	200	223
					7,560
Louisiana (0.3%)
	Louisiana GO	5.000%	8/1/2026	25	26
	Louisiana GO	5.000%	8/1/2027	410	419
	Louisiana GO	5.000%	2/1/2028	165	175
	Louisiana GO	5.000%	8/1/2028	340	348
	Louisiana GO	5.000%	2/1/2030	5	5
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2028	100	104
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2030	160	166
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project), Prere.	5.500%	5/15/2026	75	77
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/2025	1,300	1,308
	State of Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	500	509

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
State of Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	250	279
State of Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	250	282
				3,698
Maryland (3.2%)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2025	145	145
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2025	80	80
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/2025	520	520
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	125	129
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	270	278
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	195	205
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	80	82
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	365	385
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	230	242
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	340	358
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2028	285	285
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	190	200
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	175	180
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2029	115	115
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2030	100	100
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/2030	190	190
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	750	748
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2031	275	254
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2031	170	169
Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/2032	230	230
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	340	335
Maryland GO	5.000%	3/15/2026	110	112
Maryland GO	5.000%	3/15/2026	550	558
Maryland GO	5.000%	3/15/2026	415	421
Maryland GO	5.000%	6/1/2026	85	85
Maryland GO	3.000%	8/1/2026	120	121
Maryland GO	4.000%	8/1/2026	260	264
Maryland GO	5.000%	8/1/2026	590	604
Maryland GO	5.000%	8/1/2026	280	287
Maryland GO	5.000%	8/1/2026	360	369
Maryland GO	5.000%	8/1/2026	170	174
Maryland GO	5.000%	8/1/2026	100	102
Maryland GO	5.000%	3/1/2027	110	114
Maryland GO	5.000%	3/15/2027	875	911
Maryland GO	5.000%	3/15/2027	365	380
Maryland GO	5.000%	3/15/2027	380	396
Maryland GO	5.000%	3/15/2027	340	354
Maryland GO	4.000%	6/1/2027	50	50
Maryland GO	3.000%	8/1/2027	215	217
Maryland GO	5.000%	8/1/2027	155	163
Maryland GO	5.000%	8/1/2027	85	89
Maryland GO	5.000%	8/1/2027	635	668
Maryland GO	5.000%	8/1/2027	30	32
Maryland GO	5.000%	8/1/2027	350	368
Maryland GO	5.000%	8/1/2027	100	105
Maryland GO	4.000%	3/1/2028	240	250
Maryland GO	5.000%	3/15/2028	260	270
Maryland GO	5.000%	3/15/2028	375	400
Maryland GO	5.000%	3/15/2028	485	518
Maryland GO	4.000%	6/1/2028	80	80
Maryland GO	5.000%	6/1/2028	150	161
Maryland GO	4.000%	8/1/2028	45	47
Maryland GO	5.000%	8/1/2028	210	226
Maryland GO	5.000%	8/1/2028	270	291
Maryland GO	5.000%	8/1/2028	365	393
Maryland GO	5.000%	8/1/2028	890	959
Maryland GO	5.000%	8/1/2028	890	959
Maryland GO	5.000%	8/1/2028	2,335	2,515
Maryland GO	4.000%	3/1/2029	365	385
Maryland GO	5.000%	3/1/2029	495	540
Maryland GO	5.000%	3/15/2029	290	309
Maryland GO	5.000%	3/15/2029	105	115
Maryland GO	5.000%	3/15/2029	510	556
Maryland GO	4.000%	6/1/2029	200	200
Maryland GO	5.000%	6/1/2029	1,500	1,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	4.000%	8/1/2029	190	202
	Maryland GO	5.000%	8/1/2029	200	220
	Maryland GO	5.000%	8/1/2029	770	826
	Maryland GO	5.000%	8/1/2029	500	522
	Maryland GO	5.000%	8/1/2029	90	99
	Maryland GO	5.000%	8/1/2029	1,750	1,924
	Maryland GO	5.000%	3/15/2030	285	303
	Maryland GO	5.000%	3/15/2030	805	875
	Maryland GO	5.000%	3/15/2030	230	255
	Maryland GO	3.250%	8/1/2030	150	150
	Maryland GO	5.000%	8/1/2030	155	170
	Maryland GO	5.000%	8/1/2030	255	285
	Maryland GO	5.000%	8/1/2030	510	570
	Maryland GO	5.000%	8/1/2030	565	604
	Maryland GO	5.000%	3/1/2031	475	534
	Maryland GO	5.000%	3/15/2031	975	1,053
	Maryland GO	5.000%	3/15/2031	235	259
	Maryland GO	5.000%	3/15/2031	245	276
	Maryland GO	3.000%	6/1/2031	165	165
	Maryland GO	5.000%	8/1/2031	180	195
	Maryland GO	5.000%	8/1/2031	175	186
	Maryland GO	5.000%	8/1/2031	505	560
	Maryland GO	5.000%	8/1/2031	265	299
	Maryland GO	5.000%	3/1/2032	1,110	1,237
	Maryland GO	5.000%	3/15/2032	480	525
	Maryland GO	5.000%	8/1/2032	1,165	1,304
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	135	137
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	430	437
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	135	144
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2031	50	56
	Montgomery County MD GO	5.000%	10/1/2025	160	160
	Montgomery County MD GO	5.000%	10/1/2026	360	370
	Montgomery County MD GO	5.000%	10/1/2027	115	122
	Montgomery County MD GO	5.000%	12/1/2027	590	626
	Montgomery County MD GO	5.000%	12/1/2029	120	133
	Montgomery County MD GO	5.000%	12/1/2031	1,525	1,730
	Prince George's County MD GO	5.000%	7/15/2026	85	87
	Prince George's County MD GO	5.000%	9/15/2026	55	57
	Prince George's County MD GO	5.000%	7/15/2027	315	331
	Prince George's County MD GO	5.000%	7/15/2028	530	571
	Prince George's County MD GO	3.000%	9/15/2028	175	176
	Prince George's County MD GO	5.000%	7/15/2029	610	654
	Prince George's County MD GO	5.000%	7/15/2031	120	128
					42,508
Massachusetts (3.1%)
	Commonwealth of Massachusetts GO	5.000%	9/1/2025	4,015	4,015
[2]	Commonwealth of Massachusetts GO	5.250%	9/1/2025	305	305
	Commonwealth of Massachusetts GO	5.000%	10/1/2025	10	10
	Commonwealth of Massachusetts GO	5.000%	11/1/2025	55	55
	Commonwealth of Massachusetts GO	3.000%	12/1/2025	385	385
	Commonwealth of Massachusetts GO	5.000%	1/1/2026	205	207
	Commonwealth of Massachusetts GO	5.000%	3/1/2026	50	51
	Commonwealth of Massachusetts GO	5.000%	4/1/2026	10	10
	Commonwealth of Massachusetts GO	5.000%	5/1/2026	100	102
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	145	148
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	515	527
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	785	803
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	360	368
	Commonwealth of Massachusetts GO	5.000%	10/1/2026	140	144
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	95	98
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	195	201
	Commonwealth of Massachusetts GO	3.000%	12/1/2026	105	106
	Commonwealth of Massachusetts GO	5.000%	12/1/2026	220	227
	Commonwealth of Massachusetts GO	5.000%	1/1/2027	415	430
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	100	105
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	530	557
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	250	255
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	480	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	150	158
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	205	216
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	320	338
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	15	16
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	235	249
	Commonwealth of Massachusetts GO	3.000%	12/1/2027	300	303
	Commonwealth of Massachusetts GO	5.000%	1/1/2028	700	744
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	100	107
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	275	275
	Commonwealth of Massachusetts GO	3.250%	7/1/2028	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	150	153
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	510	548
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	300	322
	Commonwealth of Massachusetts GO	5.250%	8/1/2028	215	233
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	125	135
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	525	569
	Commonwealth of Massachusetts GO	5.000%	1/1/2029	55	58
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	100	109
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	10	10
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	390	428
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	270	296
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	5	5
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	450	496
	Commonwealth of Massachusetts GO	5.000%	11/1/2029	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	125	132
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	25	27
	Commonwealth of Massachusetts GO	5.000%	3/1/2030	1,905	2,115
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	215	240
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/2030	670	754
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	130	145
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	385	422
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	275	308
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	220	247
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	725	813
	Commonwealth of Massachusetts GO	5.000%	12/1/2030	1,700	1,907
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	270	291
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	70	74
	Commonwealth of Massachusetts GO	5.000%	2/1/2031	200	225
	Commonwealth of Massachusetts GO	5.000%	3/1/2031	415	467
	Commonwealth of Massachusetts GO	5.000%	5/1/2031	115	130
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	345	351
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	330	336
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	500	564
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	270	305
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	1,105	1,250
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	90	94
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	235	266
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	210	238
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	165	187
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	1,095	1,240
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	500	568
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2027	550	573
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2030	65	73
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2026	225	228
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	920	941
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	205	215
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	300	277
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	175	190
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	55	49
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	80	88
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	20	22
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	105	119
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	250	283
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	325	306
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2029	105	96
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2026	265	271
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2027	255	261
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	150	159
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2029	235	237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2030	435	484
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2031	35	36
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	1,185	1,337
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2026	285	286
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2027	160	160
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/2025	25	25
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/2026	205	207
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2026	230	232
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	65	67
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	130	135
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	65	70
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	655	700
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2026	250	256
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	465	478
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	40	42
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	280	304
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2029	435	445
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	155	158
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	140	147
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	455	475
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	400	410
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	75	77
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2025	475	477
					40,605
Michigan (1.4%)
[2,7]	Detroit City School District GO	6.000%	5/1/2029	245	264
[2,7]	Detroit City School District GO	5.250%	5/1/2030	355	395
[2,7]	Detroit City School District GO	5.250%	5/1/2032	225	252
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2026	910	930
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	250	280
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	650	726
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	200	204
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	530	555
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	110	123
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	730	818
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	690	778
	Michigan Appropriations Revenue GAN	5.000%	3/15/2026	1,035	1,049
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	300	312
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	70	72
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	885	908
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	1,520	1,560
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	245	251
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	1,230	1,258
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	190	196
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2027	410	411
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2028	340	341
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	100	108
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2029	350	351
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	140	140
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	400	401
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	360	402
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	635	715
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	580	614
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	520	564
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2029	350	387
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	715	803
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	190	216
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	275	305
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2029	230	255
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	510	573
	University of Michigan College & University Revenue	5.000%	4/1/2026	70	71
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2026	385	391
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2026	175	178
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	125	130
					18,287
Minnesota (1.4%)
	Metropolitan Council GAN GO	5.000%	12/1/2025	820	826
	Metropolitan Council GAN GO	5.000%	12/1/2026	1,250	1,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Council GAN GO	5.000%	12/1/2027	355	376
	Metropolitan Council GAN GO	5.000%	12/1/2028	350	379
	Metropolitan Council GAN GO	5.000%	12/1/2029	190	210
	Metropolitan Council GO	5.000%	3/1/2026	155	157
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2026	105	106
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2027	100	104
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	230	238
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	190	196
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	590	608
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	545	561
	Minnesota Appropriations Revenue	5.000%	3/1/2027	390	406
	Minnesota Appropriations Revenue	5.000%	3/1/2028	260	276
	Minnesota Appropriations Revenue	5.000%	3/1/2029	230	250
	Minnesota GO	5.000%	10/1/2025	515	516
	Minnesota GO	5.000%	8/1/2026	2,505	2,514
	Minnesota GO	5.000%	8/1/2026	230	236
	Minnesota GO	5.000%	8/1/2026	275	282
	Minnesota GO	5.000%	8/1/2026	120	123
	Minnesota GO	5.000%	8/1/2026	190	195
	Minnesota GO	5.000%	9/1/2026	845	868
	Minnesota GO	5.000%	10/1/2026	55	57
	Minnesota GO	5.000%	8/1/2027	120	120
	Minnesota GO	5.000%	8/1/2027	70	72
	Minnesota GO	5.000%	8/1/2027	290	305
	Minnesota GO	5.000%	9/1/2027	185	195
	Minnesota GO	5.000%	10/1/2027	455	480
	Minnesota GO	5.000%	8/1/2028	175	188
	Minnesota GO	5.000%	8/1/2028	910	981
	Minnesota GO	5.000%	9/1/2028	100	108
	Minnesota GO	5.000%	9/1/2029	100	110
	Minnesota GO	3.000%	10/1/2029	100	100
	Minnesota GO	5.000%	8/1/2030	170	190
	Minnesota GO	5.000%	9/1/2030	240	269
	Minnesota GO	3.000%	10/1/2030	250	250
	Minnesota GO	5.000%	9/1/2031	805	912
	Minnesota GO	5.000%	8/1/2032	1,355	1,548
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2026	435	441
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	510	531
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	290	327
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	335	381
					18,284
Mississippi (0.3%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	100	109
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	300	332
	Mississippi GO	5.000%	10/1/2026	425	426
	Mississippi GO	5.000%	10/1/2027	1,025	1,082
	Mississippi GO	5.000%	10/1/2028	640	674
	Mississippi GO	5.000%	10/1/2029	810	852
	Mississippi GO	5.000%	10/1/2030	350	367
	Mississippi GO, Prere.	5.000%	10/1/2027	345	364
	Mississippi GO, Prere.	5.000%	10/1/2027	20	21
	Mississippi GO, Prere.	5.000%	10/1/2027	85	90
	Mississippi GO, Prere.	5.000%	10/1/2027	25	26
[2]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	30	32
					4,375
Missouri (0.4%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	370	385
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	200	204
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2026	265	270
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	210	225
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	240	262
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	130	146
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	130	147
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/2026	250	251
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/2026	270	275
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	270	282
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/2029	105	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Springfield MO Public Utility Multiple Utility Revenue	3.375%	8/1/2030	110	110
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/2031	255	255
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	100	108
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	1,635	1,835
					4,860
Nebraska (0.2%)
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2032	160	178
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	715	758
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	235	253
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	820	882
					2,071
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	115	117
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	525	549
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	470	504
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,270	1,390
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	125	137
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	85	92
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	125	141
	Clark County NV GO	5.000%	11/1/2026	480	495
	Clark County NV GO	5.000%	11/1/2027	20	21
	Clark County NV GO	5.000%	11/1/2028	100	103
	Clark County NV GO	4.000%	11/1/2031	145	146
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2026	140	143
	Clark County School District GO	5.000%	6/15/2026	675	680
	Clark County School District GO	5.000%	6/15/2026	435	444
	Clark County School District GO	5.000%	6/15/2027	490	493
	Las Vegas Valley Water District GO	5.000%	12/1/2025	95	95
	Nevada GO	5.000%	10/1/2025	1,000	1,002
	Nevada GO	5.000%	10/1/2026	1,495	1,539
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2025	160	161
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	585	596
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	330	335
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	235	239
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	145	151
					9,573
New Hampshire (0.0%)
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	600	675
New Jersey (7.1%)
[6]	Bayonne NJ GO, Prere.	5.000%	7/1/2026	155	158
[2]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	290	305
[2]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	150	141
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2025	10	10
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	340	340
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	750	751
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	275	286
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	670	709
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	145	145
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	500	521
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	140	144
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	55	57
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	180	186
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,000	1,040
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,225	1,273
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	2,150	2,176
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	1,100	1,121
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	1,615	1,714
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	2,255	2,319
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	185	191
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/2027	630	648
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,545	4,756
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	600	624
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	1,415	1,471
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	85	89
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	80	84
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	1,810	2,055
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	1,125	1,249
	New Jersey GO	5.000%	6/1/2026	3,415	3,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	5.000%	6/1/2027	1,055	1,103
	New Jersey GO	5.000%	6/1/2028	3,590	3,841
	New Jersey GO	5.000%	6/1/2029	1,970	2,150
	New Jersey GO	4.000%	6/1/2030	3,110	3,311
	New Jersey GO	4.000%	6/1/2031	2,400	2,559
	New Jersey GO	4.000%	6/1/2032	2,960	3,155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	200	201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	1,000	1,007
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	445	430
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	305	295
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	1,190	1,227
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	150	155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,185	2,228
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	560	585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	10	10
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	1,010	949
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	100	94
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	200	211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	420	444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	110	112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	530	566
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,570	1,678
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	330	301
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	370	337
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	745	679
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	1,045	1,128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,300	1,323
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	370	377
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	550	599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	360	393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	535	583
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	945	837
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	1,585	1,397
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	2,135	2,171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	100	102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	2,260	2,502
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	150	166
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	530	586
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	480	407
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,245	1,056
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	680	685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	1,850	1,878
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	470	525
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	565	631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	430	480
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	545	442
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	1,140	926
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	710	728
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	200	217
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	775	857
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	660	516
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	230	256
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	150	168
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	4.500%	12/15/2028	195	209
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	820	890
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	335	376
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2026	665	670
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2026	15	15
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	105	105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	300	310
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	700	724
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	145	150
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	340	351
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	75	78
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	830	855
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	110	117
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	245	260
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	385	406
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	75	79

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	335	363
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	680	736
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	200	220
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	680	749
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	100	111
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,065	1,187
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,630	2,948
				93,918
New Mexico (0.8%)
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	160	163
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	225	230
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,045	1,096
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	130	136
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	730	784
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	200	215
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	520	555
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	680	745
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	1,115	1,243
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	1,110	1,135
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	500	511
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	335	352
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	180	193
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	450	482
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	460	493
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	320	350
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	40	44
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	205	224
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	280	311
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	220	244
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	125	140
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	420	471
				10,117
New York (16.9%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2025	100	100
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2026	600	620
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2028	100	109
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2030	200	226
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	235	238
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	225	228
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2029	375	409
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	50	55
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	270	300
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	205	213
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	300	333
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	75	83
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	185	207
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,100	1,113
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,105	1,143
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	120	132
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,295	1,453
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	445	501
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	105	105
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	195	213
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	325	339
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	135	137
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	140	158
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	105	107
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	35	36
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	500	507
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	170	177
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	110	115
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	210	222
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	205	217
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	150	150
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	200	200
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	70	70
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	35	35
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	540	548
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	105	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	25	26
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	275	306
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	90	93
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	160	165
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	235	242
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/2025	220	220
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	20	21
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	20	22
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	175	156
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	85	87
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	340	335
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	2,240	2,240
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	425	424
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	420	412
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2025	35	35
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	295	304
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	565	582
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	395	395
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	545	465
[8]	Metropolitan Transportation Authority Transit Revenue	5.000%	9/15/2025	600	613
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	455	457
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	2,000	2,009
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	390	392
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2026	350	356
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	35	36
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	295	304
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	820	845
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	405	417
[2]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	535	552
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	270	254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	550	580
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	110	116
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	75	78
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	72
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	225	232
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	220	232
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	120	123
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	670	712
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	735	648
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,275	1,354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	185	190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	850	900
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	635	672
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,190	1,318
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	100	111
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	300	332
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	100	100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	500	558
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	1,250	1,394
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	1,015	1,150
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	550	624
	Nassau County NY GO	5.000%	10/1/2027	5	5
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	55	59
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	120	123
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	430	430
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	180	181
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	375	378
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	820	826
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	110	116
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	465	468
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	250	263
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	820	847
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	565	608
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	565	584
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	15	16
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	135	145
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	465	501
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	250	269
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	315	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	210	221
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	50	53
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	125	138
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	225	252
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	105	118
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	105	113
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	155	174
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	50	56
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	60	67
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	250	280
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	740	838
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	105	119
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	260	294
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	125	130
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	1,410	1,596
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	12/15/2025	150	151
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	10	10
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	105	110
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	10	10
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	15	15
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	95	97
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	140	147
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	210	220
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	135	141
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	175	183
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	305	327
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	275	288
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	10	11
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	145	155
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	100	111
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	100	104
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	155	172
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	20	21
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	315	334
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	190	212
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	1,500	1,585
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2026	250	256
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	335	358
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	135	136
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	180	192
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	120	121
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	530	562
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	185	195
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,390	1,468
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	625	693
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	600	671
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	500	563
[1]	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	235	264
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	160	161
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	285	286
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	100	100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	110	113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	370	382
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	90	93
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	80	80
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	105	108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	210	217
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	185	191
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	480	507
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	335	354
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	55	58
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	230	243
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	490	517
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	125	132
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	120	129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,750	1,890
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	470	508
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	625	675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	195	197
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	140	141

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	295	300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	300	329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	260	266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	115	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	115	127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	350	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	335	369
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	250	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	255	264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	225	227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	330	332
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	610	634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	255	255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	250	260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	865	966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	105	117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	455	508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	725	810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	420	424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	70	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	80	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	110	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	225	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	85	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	515	536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	120	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	390	437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	355	398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	70	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	140	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	1,075	1,084
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2025	95	95
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2026	680	702
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2027	130	137
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2027	750	792
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2027	400	422
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2027	250	264
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2028	315	337
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	1,305	1,410
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	755	816
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	250	270
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	515	556
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	1,230	1,329
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	295	319
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2029	895	977
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2029	250	273
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	545	600
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	250	275
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	500	551
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	5,075	5,589
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	605	671
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	90	100
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	410	455
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	250	279
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	675	754
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	250	279
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	340	380
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	480	536
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2031	1,700	1,897
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	515	577
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	780	874
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	500	560
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	250	280
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	500	560
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/2025	10	10
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/2027	5	5

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York GO	5.000%	3/15/2030	30	34
New York NY GO	5.000%	8/1/2026	240	243
New York NY GO	5.000%	8/1/2026	2,175	2,177
New York NY GO	5.000%	8/1/2026	160	164
New York NY GO	5.000%	8/1/2026	2,720	2,785
New York NY GO	5.000%	8/1/2026	635	650
New York NY GO	5.000%	8/1/2026	190	195
New York NY GO	5.000%	8/1/2026	205	210
New York NY GO	5.000%	8/1/2026	550	563
New York NY GO	5.000%	8/1/2026	270	276
New York NY GO	5.000%	8/1/2026	95	97
New York NY GO	5.000%	8/1/2026	530	543
New York NY GO	5.000%	8/1/2026	120	123
New York NY GO	5.000%	8/1/2026	285	292
New York NY GO	5.000%	8/1/2026	45	46
New York NY GO	5.000%	8/1/2026	300	307
New York NY GO	5.000%	8/1/2026	835	855
New York NY GO	5.000%	9/1/2026	700	718
New York NY GO	5.000%	3/1/2027	45	47
New York NY GO	5.000%	8/1/2027	20	20
New York NY GO	5.000%	8/1/2027	155	159
New York NY GO	5.000%	8/1/2027	470	494
New York NY GO	5.000%	8/1/2027	100	105
New York NY GO	5.000%	8/1/2027	465	482
New York NY GO	5.000%	8/1/2027	1,185	1,245
New York NY GO	5.000%	8/1/2027	350	368
New York NY GO	5.000%	8/1/2027	450	473
New York NY GO	5.000%	8/1/2027	220	231
New York NY GO	5.000%	8/1/2027	305	320
New York NY GO	5.000%	8/1/2027	55	58
New York NY GO	5.000%	8/1/2027	200	210
New York NY GO	5.000%	8/1/2027	250	263
New York NY GO	5.000%	9/1/2027	1,280	1,348
New York NY GO	5.000%	9/1/2027	1,040	1,095
New York NY GO	5.000%	2/1/2028	350	371
New York NY GO	5.000%	8/1/2028	150	150
New York NY GO	5.000%	8/1/2028	425	441
New York NY GO	5.000%	8/1/2028	360	378
New York NY GO	5.000%	8/1/2028	215	228
New York NY GO	5.000%	8/1/2028	435	466
New York NY GO	5.000%	8/1/2028	160	171
New York NY GO	5.000%	8/1/2028	220	236
New York NY GO	5.000%	8/1/2028	250	268
New York NY GO	5.000%	8/1/2028	315	337
New York NY GO	5.000%	8/1/2028	750	803
New York NY GO	5.000%	8/1/2028	500	535
New York NY GO	5.000%	9/1/2028	360	386
New York NY GO	5.000%	9/1/2028	300	322
New York NY GO	5.000%	2/1/2029	3,100	3,350
New York NY GO	5.000%	8/1/2029	135	141
New York NY GO	5.000%	8/1/2029	760	829
New York NY GO	5.000%	8/1/2029	135	147
New York NY GO	5.000%	8/1/2029	160	174
New York NY GO	5.000%	8/1/2029	570	622
New York NY GO	5.000%	8/1/2029	145	158
New York NY GO	5.000%	8/1/2029	2,120	2,312
New York NY GO	5.000%	8/1/2029	370	404
New York NY GO	5.000%	10/1/2029	60	66
New York NY GO	5.000%	2/1/2030	400	439
New York NY GO	5.000%	4/1/2030	205	226
New York NY GO	5.000%	8/1/2030	5	5
New York NY GO	5.000%	8/1/2030	115	117
New York NY GO	5.000%	8/1/2030	165	182
New York NY GO	5.000%	8/1/2030	855	945
New York NY GO	5.000%	8/1/2030	945	1,044
New York NY GO	5.000%	8/1/2030	100	111
New York NY GO	5.000%	8/1/2030	510	550
New York NY GO	5.000%	8/1/2030	190	210
New York NY GO	5.000%	8/1/2030	160	177
New York NY GO	5.000%	8/1/2030	245	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/2030	900	994
	New York NY GO	5.000%	9/1/2030	70	77
	New York NY GO	5.000%	10/1/2030	395	431
	New York NY GO	5.000%	10/1/2030	180	199
	New York NY GO	5.250%	10/1/2030	145	153
	New York NY GO	5.000%	2/1/2031	400	443
	New York NY GO	5.000%	3/1/2031	800	887
	New York NY GO	5.000%	8/1/2031	95	99
	New York NY GO	5.000%	8/1/2031	305	335
	New York NY GO	5.000%	8/1/2031	490	545
	New York NY GO	5.000%	8/1/2031	675	741
	New York NY GO	5.000%	8/1/2031	330	367
	New York NY GO	5.000%	8/1/2031	35	39
	New York NY GO	5.000%	8/1/2031	235	261
	New York NY GO	5.000%	8/1/2031	250	278
	New York NY GO	5.000%	9/1/2031	625	695
	New York NY GO	5.000%	10/1/2031	255	284
	New York NY GO	5.250%	10/1/2031	235	247
	New York NY GO	5.000%	2/1/2032	470	524
	New York NY GO	5.000%	3/1/2032	390	435
	New York NY GO	5.000%	4/1/2032	125	138
	New York NY GO	5.000%	8/1/2032	120	134
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2030	120	136
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	285	303
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	100	109
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	230	235
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2028	240	260
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	315	353
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	190	212
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	400	408
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	550	623
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	240	270
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	250	284
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,170	2,251
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	500	566
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	35	36
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	107
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	305	325
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	500	532
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	350	381
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	250	272
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	315	326
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	635	664
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	85	85
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	5	6
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	860	952
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	200	215
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	120	133
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	280	310
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/2030	265	283
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	110	115
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	695	717
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,170	1,283
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	180	201
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	400	448
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	265	282
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	95	102
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	440	487
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,395	1,561
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	490	548
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	175	196
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	445	458
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	700	728
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	245	266
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	480	481
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	280	307
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	115	122
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	680	767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	515	581
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	795	897
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	465	525
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	120	121
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	80	81
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	100	101
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	25	25
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	165	172
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	335	349
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	1,075	1,151
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	310	331
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	500	548
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/2025	500	500
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2025	30	30
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	820	842
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	130	133
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	110	114
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	360	380
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	260	274
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2025	170	170
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2025	265	266
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,000	1,028
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	95	100
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2028	15	16
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	200	216
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	200	210
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	500	551
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2030	135	150
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	200	209
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	775	867
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	380	425
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2031	130	146
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	290	327
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2025	125	125
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	160	164
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	100	108
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	195	200
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	200	221
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	280	287
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	100	112
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	200	204
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	165	186
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2030	190	203
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	560	568
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	250	266
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	325	354
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	405	448
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	1,505	1,684
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	200	222
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	60	65
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	360	384
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	350	382
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	595	596
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	150	154
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	380	394
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	350	389
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	500	512
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	145	153

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	185	195
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,060	1,129
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	270	270
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	15	15
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	915	971
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	190	215
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	50	51
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	185	188
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	220	223
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	105	109
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	75	78
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	65	65
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	45	45
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	775	776
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	200	206
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	170	175
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	120	125
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	100	108
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	290	325
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	305	346
New York State Thruway Authority Highway Revenue	5.000%	1/1/2026	100	101
New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	210	218
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	250	272
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	35	38
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	5	6
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	70	78
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	250	281
New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	50	56
New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	215	244
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	1,500	1,634
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	175	194
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,660
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	400	447
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	110	124
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	1,500	1,688
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	105	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2025	100	101
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2026	75	75
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	190	194
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2027	250	259
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2027	150	150
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2027	500	528
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2028	250	266
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	50	52
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2028	200	201
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2028	100	109
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2029	75	75
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	250	277
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	150	160
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	645	647
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	670	749
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	25	27
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2030	100	112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	160	160
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	665	750
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	710	713
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	680	773
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	365	365
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	55	60
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2025	285	287
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	560	579
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	985	1,017
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	375	397
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	625	662
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	125	130
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	345	374
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	445	482
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	200	217
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	300	266
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	510	531

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	400	442
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	270	299
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	250	213
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,500	1,558
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	235	264
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	350	393
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	230	188
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	245	254
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	175	138
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	275	284
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2025	65	65
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2026	190	192
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	780	795
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	970	1,021
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	110	117
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	430	453
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	80	86
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	580	623
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	175	192
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	485	537
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	600	669
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	1,400	1,559
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	100	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	300	335
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	265	300
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	250	248
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	50	51
Triborough Bridge & Tunnel Authority Transit Revenue BAN	5.000%	3/15/2029	1,500	1,639
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	150	151
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	85	86
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	685	699
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	705	720
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	50	52
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	105	113
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	785	844
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	650	718
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	100	109
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	150	163
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	100	107
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	100	110
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	110	119
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	290	315
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	265	290
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	225	246
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	230	253
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	510	513
				223,809
North Carolina (1.7%)
Guilford County NC GO	5.000%	3/1/2030	305	339
Guilford County NC GO	5.000%	3/1/2031	800	901
Guilford County NC GO	5.000%	3/1/2032	2,040	2,319
North Carolina Appropriations Revenue	5.000%	5/1/2026	770	784
North Carolina Appropriations Revenue	5.000%	6/1/2026	135	138
North Carolina Appropriations Revenue	5.000%	5/1/2027	1,160	1,213
North Carolina Appropriations Revenue	5.000%	5/1/2028	395	412
North Carolina Appropriations Revenue	5.000%	5/1/2029	825	860
North Carolina Appropriations Revenue	5.000%	5/1/2030	345	359
North Carolina Appropriations Revenue	3.000%	5/1/2031	150	149
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2026	30	31
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	40	42
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	820	877
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	285	312
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	50	56
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	280	308
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	50	49
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/2025	430	431
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/2025	1,250	1,252
North Carolina GO	5.000%	6/1/2026	245	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina GO	5.000%	6/1/2027	45	46
	North Carolina GO	5.000%	6/1/2028	180	183
	North Carolina GO	5.000%	6/1/2030	130	142
	North Carolina GO	4.000%	6/1/2031	150	157
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	780	790
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	1,500	1,520
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	885	920
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	500	532
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	115	125
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	250	272
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	560	607
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	500	553
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	1,290	1,389
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	2,000	2,143
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2026	10	10
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	310	312
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	310	313
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	40	40
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/2030	250	277
	Wake County NC GO	5.000%	4/1/2032	1,025	1,166
					22,579
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	1,180	1,181
Ohio (2.1%)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	100	101
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	170	176
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	225	239
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	270	292
[5]	Cincinnati City School District GO	5.250%	12/1/2029	220	244
[5]	Cincinnati City School District GO	5.250%	12/1/2031	1,000	1,144
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	250	269
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	100	109
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	105	116
	Columbus OH GO	5.000%	7/1/2026	125	128
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2029	840	854
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	15	15
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	45	49
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	20	22
[3]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	5	5
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	475	480
	Ohio GO	5.000%	9/15/2025	295	295
	Ohio GO	5.000%	5/1/2026	890	906
	Ohio GO	5.000%	8/1/2026	505	518
	Ohio GO	5.000%	9/15/2026	450	463
	Ohio GO	5.000%	5/1/2027	325	340
	Ohio GO	5.000%	8/1/2027	700	736
	Ohio GO	5.000%	9/15/2027	285	300
	Ohio GO	5.000%	11/1/2027	220	233
	Ohio GO	5.000%	5/1/2028	125	134
	Ohio GO	5.000%	8/1/2028	125	135
	Ohio GO	5.000%	9/15/2028	295	319
	Ohio GO	5.000%	11/1/2028	215	233
	Ohio GO	5.000%	9/15/2029	260	287
	Ohio GO	5.000%	6/15/2030	155	173
	Ohio GO	5.000%	11/1/2030	870	975
	Ohio GO	5.000%	3/15/2032	1,000	1,134
	Ohio GO	5.000%	11/1/2032	560	638
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2025	10	10
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	65	67
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	160	170
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2028	75	76
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	250	255
	Ohio State University College & University Revenue	5.000%	12/1/2029	175	193
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	270	293
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	60	64
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	100	106
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	50	56
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	55	58

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	1,095	1,166
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	105	106
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	105	106
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	1,115	1,137
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	425	434
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	175	183
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	550	607
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	475	533
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	350	397
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2032	175	191
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue, Prere.	5.000%	12/1/2025	1,000	1,006
Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	775	831
Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	940	1,020
Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	1,795	1,954
Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	3,300	3,625
Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	250	282
Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	175	193
Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	100	106
Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/2025	50	50
				27,337
Oklahoma (0.5%)
Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/2029	590	590
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	900	921
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2026	175	178
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	390	402
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	220	226
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	815	838
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	100	103
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	180	185
Oklahoma County Independent School District No. 12 Edmond GO	3.000%	3/1/2026	55	55
Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/2026	325	326
Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/2027	50	51
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	380	391
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	50	52
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2027	155	161
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2028	150	160
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	200	221
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2026	635	640
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	615	637
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	375	396
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	230	252
				6,785
Oregon (0.3%)
Metro OR GO	5.000%	6/1/2026	30	31
Multnomah County OR GO	5.000%	6/15/2027	185	194
Multnomah County OR GO	5.000%	6/15/2029	300	329
Multnomah County School District No. 1J Portland GO	5.000%	6/15/2026	105	107
Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	105	110
Multnomah County School District No. 1J Portland GO	5.000%	6/15/2028	255	274
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2025	70	70
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2026	530	547
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	500	552
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2030	345	387
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	165	186
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	100	108
Oregon Tri-County Metropolitan Transportation District Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	305	321
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	360	379
Washington County OR GO, Prere.	3.000%	7/1/2029	20	20
				3,615
Pennsylvania (3.5%)
Allegheny County PA GO	5.000%	11/1/2028	70	72
Allegheny County PA GO	5.000%	11/1/2029	455	467
Commonwealth of Pennsylvania GO	5.000%	9/1/2025	2,225	2,225
Commonwealth of Pennsylvania GO	5.000%	9/15/2025	375	375
Commonwealth of Pennsylvania GO	5.000%	9/15/2025	205	205
Commonwealth of Pennsylvania GO	5.000%	10/1/2025	575	576
Commonwealth of Pennsylvania GO	5.000%	1/1/2026	740	746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/1/2026	25	25
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	615	629
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	160	164
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	10	10
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	390	401
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	985	1,013
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	1,710	1,758
	Commonwealth of Pennsylvania GO	5.000%	10/1/2026	660	679
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	800	828
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	330	342
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	60	62
	Commonwealth of Pennsylvania GO	5.000%	7/15/2027	520	546
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	725	763
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	1,120	1,178
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	250	263
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	130	137
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	165	169
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	160	164
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	710	734
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	1,050	1,086
	Commonwealth of Pennsylvania GO	4.000%	2/15/2028	210	218
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	425	452
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	840	902
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	100	108
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	400	431
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	335	361
	Commonwealth of Pennsylvania GO	5.000%	9/15/2028	480	492
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	440	475
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	100	102
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	1,000	1,095
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/2029	665	665
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	625	686
	Commonwealth of Pennsylvania GO	5.000%	9/15/2029	325	333
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	750	763
	Commonwealth of Pennsylvania GO	3.000%	3/15/2030	780	780
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/2030	250	250
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	1,000	1,114
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	100	111
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	720	802
	Commonwealth of Pennsylvania GO	4.000%	9/15/2030	220	222
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	285	318
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	295	292
	Commonwealth of Pennsylvania GO	4.000%	2/15/2031	250	265
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	85	95
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	165	185
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	640	719
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	290	326
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	360	363
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	560	587
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	950	1,075
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2026	355	358
[3]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	1,925	2,085
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2025	65	65
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	210	211
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	80	82
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	110	114
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	60	62
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	690	702
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,925	1,981
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	125	133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	100	113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	270	279
[1]	Pennsylvania Turnpike Commission Tax Highway Revenue PUT	5.000%	12/1/2032	895	988
	Philadelphia PA GO	5.000%	8/1/2026	120	123
	Philadelphia PA GO	5.000%	8/1/2026	500	511
	Philadelphia PA GO	5.000%	8/1/2027	500	524
	Philadelphia PA GO	5.000%	8/1/2028	500	537
	Philadelphia PA GO	5.000%	8/1/2030	245	273
	Philadelphia PA GO	5.000%	8/1/2031	250	280
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	250	280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	5.000%	9/1/2026	820	840
[6]	Philadelphia School District GO	5.000%	9/1/2027	175	179
	Philadelphia School District GO	5.000%	9/1/2028	710	724
	Philadelphia School District GO	5.000%	9/1/2029	25	26
	Philadelphia School District GO	5.000%	9/1/2030	260	265
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	295	302
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	380	349
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	130	116
[2]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	205	221
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	500	512
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	745	761
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	310	335
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/2026	1,190	1,199
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	870	942
					46,676
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	605	617
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	740	754
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	175	178
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	440	447
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	235	239
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	950	993
					3,228
South Carolina (0.6%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2025	120	121
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	1,570	1,619
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	30	33
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2025	740	744
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	50	52
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	570	604
	Horry County SC School District GO	5.000%	3/1/2029	160	174
[3]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2032	15	12
[1]	South Carolina Association of Governmental Organizations COP	5.000%	3/2/2026	2,600	2,630
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	140	142
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2025	250	251
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	250	258
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	85	92
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	645	663
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	250	270
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	190	212
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	275	310
					8,187
South Dakota (0.0%)
[6]	Brandon South Dakota Sales Tax Revenue	3.000%	12/1/2026	55	55
Tennessee (0.4%)
	Memphis TN GO	5.000%	4/1/2026	30	30
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2026	85	86
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	440	450
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	995	1,016
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	505	523
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	145	152
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	190	199
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	355	363
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	150	149
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	30	32
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	125	135
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2029	165	169
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	65	70
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	10	11
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2030	105	107
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2030	15	16
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	60	64
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	425	476
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2031	95	101
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/2025	230	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/2025	600	602
					4,982
Texas (9.2%)
	Alamo Community College District GO	5.000%	2/15/2026	3,050	3,086
	Alamo Community College District GO	5.000%	2/15/2027	405	421
	Alamo Community College District GO	5.000%	2/15/2029	385	417
[9]	Allen Independent School District GO	5.000%	2/15/2026	10	10
[9]	Alvin TX Independent School District GO	5.000%	2/15/2026	750	758
[9]	Argyle Independent School District GO PUT	4.000%	8/15/2027	355	363
[9]	Argyle Independent School District GO PUT	4.000%	8/15/2028	550	567
	Austin TX GO	2.950%	9/1/2027	220	220
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2027	125	132
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	325	351
	Bexar County TX GO, Prere.	5.000%	6/15/2026	2,335	2,381
	Bexar County TX GO, Prere.	5.000%	6/15/2026	1,000	1,020
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	805	825
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	245	251
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	185	190
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	105	108
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	825	846
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	140	147
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	300	315
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	160	168
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	110	118
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	580	624
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	395	433
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	270	296
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	295	324
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	2,215	2,468
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	300	337
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	435	489
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	475	534
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	750	805
[9]	Boerne Independent School District GO, Prere.	4.000%	2/1/2026	2,405	2,420
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	495	551
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	500	559
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	135	145
[9]	Conroe Independent School District GO	5.000%	2/15/2029	180	196
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2026	300	304
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	275	278
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	505	524
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	160	162
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	1,030	1,119
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	590	652
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	100	113
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	290	315
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	790	868
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	280	310
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	130	146
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2031	80	91
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	600	604
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	50	50
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	660	664
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	100	106
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2025	395	397
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2025	130	131
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	465	479
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	190	196
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	70	74
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	105	113
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	100	108
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	490	539
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	150	167
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	415	463
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	620	696
[9]	Dallas Independent School District GO	5.000%	2/15/2029	605	658
[9]	Dallas Independent School District GO	5.000%	2/15/2029	1,020	1,110
[9]	Dallas Independent School District GO	5.000%	2/15/2030	815	902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2026	295	298
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2027	195	201
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2028	305	322
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2029	80	86
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2030	80	87
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2031	190	209
	Dallas TX GO	5.000%	2/15/2026	580	586
	Dallas TX GO	5.000%	2/15/2027	200	207
	Dallas TX GO	5.000%	2/15/2027	145	150
	Dallas TX GO	5.000%	2/15/2028	100	106
	Dallas TX GO	5.000%	2/15/2029	220	239
	Dallas TX GO	5.000%	2/15/2030	260	286
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2025	70	70
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	105	107
[9]	Denton Independent School District GO PUT	4.000%	8/15/2028	410	423
[9]	Denton Independent School District GO PUT	4.000%	8/15/2030	210	221
	Denton TX GO	5.000%	2/15/2026	1,985	2,008
	Denton TX GO	5.000%	2/15/2027	990	1,028
	Denton TX GO	5.000%	2/15/2028	495	526
[9]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	360	351
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	770	787
[9]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	860	880
[1,9]	Frisco Independent School District GO	5.000%	2/15/2029	500	541
[1,9]	Frisco Independent School District GO	5.000%	2/15/2030	325	357
[9]	Garland Independent School District GO	5.000%	2/15/2026	15	15
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	250	263
[9]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2026	1,290	1,305
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	572
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	320	343
	Harris County TX GO	5.000%	10/1/2025	820	822
	Harris County TX GO	5.000%	9/15/2026	300	308
	Harris County TX GO	5.000%	10/1/2026	130	130
	Harris County TX GO	5.000%	10/1/2026	330	340
	Harris County TX GO	5.000%	10/1/2027	155	155
	Harris County TX Highway Revenue	5.000%	8/15/2030	825	841
	Harris County TX Highway Revenue	5.000%	8/15/2031	265	270
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	145	159
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	45	50
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	980	1,028
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	520	547
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	275	295
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	675	735
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	955	1,049
[9]	Houston Independent School District GO	5.000%	2/15/2026	1,060	1,073
[9]	Houston Independent School District GO	5.000%	2/15/2026	140	142
[9]	Houston Independent School District GO	5.000%	2/15/2026	1,220	1,235
[9]	Houston Independent School District GO	5.000%	2/15/2027	140	142
[9]	Houston Independent School District GO	5.000%	2/15/2027	1,765	1,832
[9]	Houston Independent School District GO	5.000%	2/15/2028	200	208
[9]	Houston Independent School District GO	5.000%	2/15/2028	50	51
	Houston Independent School District GO PUT	5.000%	7/15/2028	955	1,013
[9]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	1,805	1,845
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	110	117
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	235	250
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	885	999
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	845	872
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	300	317
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2030	180	200
	Houston TX GO	5.000%	3/1/2026	325	329
	Houston TX GO	5.000%	3/1/2026	100	101
	Houston TX GO	5.000%	3/1/2027	505	511
	Houston TX GO	5.000%	3/1/2027	315	328
	Houston TX GO	5.000%	3/1/2028	1,425	1,476
	Houston TX GO	5.000%	3/1/2028	90	96
	Houston TX GO	5.000%	3/1/2029	105	109
	Houston TX GO	5.000%	3/1/2029	140	151
	Houston TX GO	5.000%	3/1/2030	30	32
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2031	20	16
[9]	Katy Independent School District GO	5.000%	2/15/2026	510	516
[9]	Katy Independent School District GO	5.000%	2/15/2027	375	389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Katy Independent School District GO	5.000%	2/15/2028	285	303
[1,9]	Klein Independent School District GO	5.000%	8/1/2029	215	236
[9]	Lewisville Independent School District GO	4.000%	8/15/2027	440	440
[9]	Lewisville Independent School District GO	5.000%	8/15/2029	1,130	1,240
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	260	260
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	745	810
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	270	282
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	100	109
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	205	226
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	100	110
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	100	111
[9]	Midland Independent School District GO	5.000%	2/15/2026	125	127
[9]	North East TX Independent School District GO	5.250%	2/1/2027	180	187
[9]	North East TX Independent School District GO	5.250%	2/1/2029	170	186
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2029	455	500
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2031	360	405
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2032	785	888
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	215	217
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	315	318
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	325	336
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	275	285
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	640	645
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	320	323
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	310	312
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	255	275
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	500	504
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	120	131
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	370	373
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	265	293
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	200	221
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	350	391
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	1,420	1,582
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	500	468
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	385	349
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	710	623
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	825	696
[9]	Northside Independent School District GO PUT	3.000%	8/1/2026	145	145
[9]	Northside Independent School District GO PUT	2.000%	6/1/2027	250	246
[9]	Northside Independent School District GO PUT	3.550%	6/1/2028	1,050	1,067
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2029	100	109
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	820	921
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	485	509
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	710	797
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	275	311
[9]	Plano Independent School District GO	5.000%	2/15/2026	470	475
[9]	Plano Independent School District GO	5.000%	2/15/2027	180	187
[9]	Plano Independent School District GO	5.000%	2/15/2029	555	600
[9]	Plano Independent School District GO	5.000%	2/15/2030	140	154
[9]	Plano Independent School District GO	5.000%	2/15/2031	335	373
[9]	Plano Independent School District GO	5.000%	2/15/2032	135	151
[9]	Richardson Independent School District GO	5.000%	2/15/2026	1,000	1,013
[9]	Round Rock Independent School District GO	5.000%	8/1/2030	255	278
[9]	Round Rock Independent School District GO	5.000%	8/1/2031	440	476
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	315	319
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	260	263
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	80	82
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,170	1,239
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	435	445
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	490	500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	1,125	1,134
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	150	150
	San Antonio TX GO	5.000%	2/1/2026	1,165	1,178
[9]	San AntonioTX Independent School District GO	5.000%	8/15/2026	880	901
[9]	Sherman TX Independent School District GO	5.000%	2/15/2026	575	582
[9]	Spring Branch Independent School District GO	5.000%	2/1/2026	100	101
[9]	Spring Branch Independent School District GO	5.000%	2/1/2027	720	747
[9]	Spring Branch Independent School District GO	5.000%	2/1/2029	680	737

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2031	510	569
Texas A&M University College & University Revenue	5.000%	5/15/2026	300	306
Texas A&M University College & University Revenue	5.000%	5/15/2026	70	71
Texas A&M University College & University Revenue	5.000%	5/15/2027	175	183
Texas A&M University College & University Revenue	5.000%	5/15/2027	90	94
Texas A&M University College & University Revenue	5.000%	5/15/2028	415	432
Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2025	790	792
Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	190	196
Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	280	288
Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	1,325	1,501
Texas GO	5.000%	10/1/2025	585	586
Texas GO	5.000%	10/1/2026	180	180
Texas GO	5.000%	10/1/2026	480	494
Texas GO	5.000%	10/1/2027	240	240
Texas GO	5.000%	10/1/2027	445	470
Texas GO	3.200%	10/1/2028	200	200
Texas GO	5.000%	10/1/2028	205	205
Texas GO	5.000%	10/1/2028	125	135
Texas GO	3.300%	10/1/2029	465	465
Texas GO	5.000%	10/1/2029	670	704
Texas GO	5.000%	10/1/2029	175	175
Texas GO	5.000%	10/1/2030	170	178
Texas GO	5.000%	10/1/2030	1,500	1,677
Texas GO	5.000%	10/1/2031	110	110
Texas GO	5.000%	10/1/2031	75	78
Texas GO	5.000%	10/1/2031	1,085	1,225
Texas GO	5.000%	10/1/2032	1,000	1,138
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	190	202
Texas State University System College & University Revenue	5.000%	3/15/2027	1,235	1,286
Texas State University System College & University Revenue	5.000%	3/15/2028	85	88
Texas State University System College & University Revenue	5.000%	3/15/2028	500	531
Texas State University System College & University Revenue	5.000%	3/15/2031	285	294
Texas State University System College & University Revenue	5.000%	3/15/2031	115	128
Texas State University System College & University Revenue	5.000%	3/15/2032	1,000	1,123
Texas Transportation Commission GO	5.000%	4/1/2026	230	233
Texas Transportation Commission GO	5.000%	4/1/2027	750	782
Texas Transportation Commission GO	5.000%	4/1/2028	250	266
Texas Transportation Commission GO	5.000%	4/1/2029	800	869
Texas Transportation Commission GO	5.000%	4/1/2030	195	215
Texas Transportation Commission GO	5.000%	4/1/2031	550	614
Texas Water Development Board Water Revenue	5.000%	4/15/2029	300	316
Texas Water Development Board Water Revenue	5.000%	10/15/2029	70	70
Texas Water Development Board Water Revenue	5.000%	4/15/2030	445	476
Texas Water Development Board Water Revenue	5.000%	4/15/2030	145	152
Texas Water Development Board Water Revenue	5.000%	4/15/2031	75	80
Texas Water Development Board Water Revenue	5.000%	10/15/2031	50	50
Texas Water Development Board Water Revenue	4.000%	10/15/2032	110	110
Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	780	776
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/2028	545	571
Williamson County TX GO	4.000%	2/15/2026	160	161
Williamson County TX GO	5.000%	2/15/2030	245	270
Williamson County TX GO	5.000%	2/15/2031	180	200
				122,541
Utah (0.4%)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	130	139
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	225	244
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	240	264
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	400	439
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	150	166
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	300	332
Utah GO	5.000%	7/1/2026	535	547
Utah GO	5.000%	7/1/2026	180	184
Utah GO	5.000%	7/1/2026	220	225
Utah GO	5.000%	7/1/2027	320	336
Utah GO	5.000%	7/1/2028	150	161
Utah GO	5.000%	7/1/2029	100	109
Utah GO	5.000%	7/1/2030	550	594
Utah GO	5.000%	7/1/2031	510	548
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	165	179

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	210	232
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	250	280
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	270	305
				5,284
Virginia (1.8%)
Commonwealth of Virginia GO	5.000%	6/1/2026	570	581
Fairfax County VA GO	4.000%	10/1/2026	545	550
Fairfax County VA GO	4.000%	10/1/2027	195	197
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/2026	315	322
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	160	170
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	215	231
Leesburg VA GO	3.000%	1/15/2026	200	200
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	225	227
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	50	51
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	155	156
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/2026	65	66
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	350	350
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	275	278
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	85	86
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	345	349
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	220	228
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	235	244
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	525	545
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	260	276
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	285	303
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	125	133
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	235	243
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	530	561
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	200	217
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	380	413
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	200	217
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	380	393
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	135	149
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	300	325
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	245	253
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	300	316
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	425	476
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	160	159
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	280	317
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	415	469
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	340	342
Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	200	205
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	340	369
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	130	144
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2026	70	71
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	175	182
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	540	550
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	720	752
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	210	221
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	260	274
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	980	1,029
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2031	390	409
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	140	146
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2026	1,010	1,028
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2028	110	118
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2030	155	172
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2031	260	292
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	345	391
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	120	136
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2025	235	235
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2026	40	41
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	280	288
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	130	135
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	550	579
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	380	389
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	400	420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	2,470	2,787
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2032	860	962
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2026	350	359
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	310	326
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2028	280	303
					23,706
Washington (4.3%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	430	443
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	745	788
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	150	163
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	120	133
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	280	314
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	120	136
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	4,630	4,643
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	620	622
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	105	105
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	515	517
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	25	25
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	580	583
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	280	281
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	825	829
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	185	186
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	100	93
	Energy Northwest Nuclear Revenue	5.000%	7/1/2026	1,065	1,088
	Energy Northwest Nuclear Revenue	5.000%	7/1/2027	270	275
	Energy Northwest Nuclear Revenue	5.000%	7/1/2028	345	352
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	610	637
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	1,440	1,535
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	330	352
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	265	295
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	135	143
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	390	438
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	785	889
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	50	53
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	1,000	1,132
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	255	267
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	395	404
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	375	383
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	625	639
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	265	271
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	605	634
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	170	178
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	1,115	1,166
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	590	633
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	500	537
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	535	547
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	240	252
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	1,735	1,862
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2026	500	511
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	1,055	1,103
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	330	354
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	235	247
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	300	310
	King County School District No. 411 Issaquah GO	3.000%	12/1/2030	245	245
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	190	197
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	365	383
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	195	207
	King County WA GO	4.000%	1/1/2026	60	60
	King County WA GO	4.000%	1/1/2027	235	240
	King County WA GO	5.000%	1/1/2030	380	421
	King County WA GO	5.000%	1/1/2031	250	281
	King County WA GO	5.000%	1/1/2032	320	358
	King County WA Sewer Revenue	4.000%	7/1/2030	300	303
	King County WA Sewer Revenue	4.000%	7/1/2031	605	610
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	100	101
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	205	229
	Seattle WA Municipal Light & Power Revenue	5.000%	3/1/2032	185	209
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	100	102
	Washington GO	4.000%	7/1/2026	2,650	2,687

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	4.000%	7/1/2026	500	507
Washington GO	4.000%	7/1/2026	435	441
Washington GO	5.000%	7/1/2026	50	50
Washington GO	5.000%	7/1/2026	145	148
Washington GO	5.000%	8/1/2026	585	599
Washington GO	5.000%	8/1/2026	860	881
Washington GO	5.000%	8/1/2026	705	722
Washington GO	4.000%	7/1/2027	1,035	1,067
Washington GO	4.000%	7/1/2027	310	319
Washington GO	5.000%	7/1/2027	215	225
Washington GO	5.000%	7/1/2027	140	147
Washington GO	5.000%	8/1/2027	365	384
Washington GO	5.000%	8/1/2027	230	242
Washington GO	5.000%	8/1/2027	565	594
Washington GO	5.000%	8/1/2027	340	358
Washington GO	4.000%	7/1/2028	295	309
Washington GO	4.000%	7/1/2028	240	251
Washington GO	5.000%	7/1/2028	160	161
Washington GO	5.000%	7/1/2028	685	736
Washington GO	5.000%	7/1/2028	300	322
Washington GO	5.000%	8/1/2028	110	115
Washington GO	5.000%	8/1/2028	215	226
Washington GO	5.000%	8/1/2028	775	834
Washington GO	4.000%	7/1/2029	340	360
Washington GO	4.000%	7/1/2029	65	69
Washington GO	5.000%	7/1/2029	95	96
Washington GO	5.000%	7/1/2029	650	713
Washington GO	5.000%	7/1/2029	225	247
Washington GO	5.000%	7/1/2029	435	477
Washington GO	5.000%	8/1/2029	225	230
Washington GO	5.000%	8/1/2029	145	152
Washington GO	5.000%	8/1/2029	750	824
Washington GO	5.000%	8/1/2029	1,245	1,368
Washington GO	5.000%	7/1/2030	340	343
Washington GO	5.000%	7/1/2030	525	586
Washington GO	5.000%	7/1/2030	320	357
Washington GO	5.000%	7/1/2030	665	742
Washington GO	5.000%	8/1/2030	490	501
Washington GO	5.000%	8/1/2030	725	759
Washington GO	5.000%	8/1/2030	100	112
Washington GO	5.000%	7/1/2031	895	902
Washington GO	5.000%	7/1/2031	325	366
Washington GO	5.000%	7/1/2031	1,215	1,367
Washington GO	5.000%	8/1/2031	675	704
Washington GO	5.000%	8/1/2031	280	286
Washington GO	5.000%	8/1/2031	75	78
Washington GO	5.000%	7/1/2032	135	136
Washington GO	5.000%	8/1/2032	505	573
Washington GO	5.000%	8/1/2032	1,000	1,134
				57,101
Wisconsin (1.3%)
Dane County WI GO	2.500%	6/1/2027	100	100
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2026	1,375	1,399
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	25	26
Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	365	381
Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	420	438
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	735	771
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	215	225
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	255	267
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	280	293
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	100	112
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	100	104
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	675	761
Wisconsin GO	5.000%	11/1/2025	160	161
Wisconsin GO	5.000%	11/1/2025	20	20
Wisconsin GO	5.000%	5/1/2026	90	92
Wisconsin GO	5.000%	5/1/2026	205	209
Wisconsin GO	5.000%	11/1/2026	455	469
Wisconsin GO	5.000%	11/1/2026	510	526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	5/1/2027	85	89
	Wisconsin GO	5.000%	5/1/2027	180	188
	Wisconsin GO	5.000%	5/1/2027	1,350	1,411
	Wisconsin GO	5.000%	11/1/2027	1,115	1,164
	Wisconsin GO	5.000%	11/1/2027	900	939
	Wisconsin GO	5.000%	11/1/2027	1,245	1,299
	Wisconsin GO	5.000%	5/1/2028	200	214
	Wisconsin GO	5.000%	5/1/2028	280	300
	Wisconsin GO	5.000%	11/1/2028	385	401
	Wisconsin GO	5.000%	11/1/2028	485	506
	Wisconsin GO	5.000%	5/1/2029	700	765
	Wisconsin GO	5.000%	11/1/2029	120	125
	Wisconsin GO	5.000%	5/1/2030	210	233
	Wisconsin GO	5.000%	5/1/2030	275	306
	Wisconsin GO	5.000%	5/1/2030	465	517
	Wisconsin GO	5.000%	5/1/2031	135	152
	Wisconsin GO	5.000%	5/1/2031	550	618
	Wisconsin GO	5.000%	5/1/2031	495	557
	Wisconsin GO	5.000%	5/1/2032	245	278
	Wisconsin GO	5.000%	5/1/2032	110	125
	Wisconsin GO	5.000%	5/1/2032	660	748
					17,289
Total Tax-Exempt Municipal Bonds (Cost $1,300,892)					1,314,881
				Shares
Temporary Cash Investments (1.0%)
Investment Company (1.0%)
[10]	Vanguard Municipal Low Duration Fund (Cost $13,333)	3.088%		1,333,259	13,333
Total Investments (100.1%) (Cost $1,314,225)					1,328,214
Other Assets and Liabilities—Net (-0.1%)					(1,608)
Net Assets (100%)					1,326,606
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $613, representing 0.0% of net assets.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,314,881	—	1,314,881
Temporary Cash Investments	13,333	—	—	13,333
Total	13,333	1,314,881	—	1,328,214